UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                              Value $
-----------                                                       --------------
              COMMON STOCK -- 95.7%
              AUSTRALIA -- 3.9%
     17,797   Abacus Property Group REIT (2)                              19,795
      1,505   Allco Finance Group (2)                                        651
      6,605   Aspen Group REIT (2)                                         7,956
      1,168   Australia & New Zealand Banking Group (2)                   17,677
      4,387   Boral (2)                                                   22,897
      2,169   Caltex Australia (2)                                        24,131
     10,757   Centro Retail Group REIT (2)                                 2,966
      2,895   Challenger Financial Services Group (2)                      6,303
      2,249   City Pacific (2)                                               674
     28,723   Commonwealth Property Office Fund REIT (2)                  36,354
      9,118   CSR (2)                                                     18,018
     20,282   Goodman Fielder (2)                                         24,893
     10,946   GPT Group REIT (2)                                          15,504
      6,051   Hastings Diversified Utilities Fund (2)                     13,440
     16,808   ING Industrial Fund REIT (2)                                21,676
     19,042   ING Office Fund REIT (2)                                    25,639
     15,567   Macquarie CountryWide Trust REIT (2)                        12,933
     14,897   Macquarie DDR Trust REIT (2)                                 3,479
     36,636   Macquarie Office Trust REIT (2)                             31,062
      2,959   McPherson's (2)                                              7,202
      5,708   Mirvac Group REIT (2)                                       13,532
      4,452   Mirvac REIT (2)                                              2,423
     11,656   Pacific Brands (2)                                          21,110
      2,095   PaperlinX (2)                                                3,802
      1,841   Port Bouvard (1)(2)                                            848
      7,963   Qantas Airways (2)                                          24,729
     10,664   Rubicon America Trust REIT (2)                               1,047
     20,070   SP Telemedia (2)                                             3,773
        128   Stockland REIT (2)                                             552
      6,945   Thakral Holdings Group REIT (2)                              5,492
      1,554   Timbercorp (2)                                               1,209
      7,449   Tishman Speyer Office Fund REIT (2)                          9,460
     15,487   Valad Property Group REIT (2)                                7,905
      2,028   Westfield Group REIT (2)                                    30,597
                                                                  --------------
                                                                         439,729
              AUSTRIA -- 0.8%
        309   Austria Technologie & Systemtechnik (2)                      4,304
        587   OMV (2)                                                     40,410
      2,101   Telekom Austria (2)                                         43,231
                                                                  --------------
                                                                          87,945
              BELGIUM -- 2.9%
      1,221   Belgacom (2)                                                48,010
         70   Cofinimmo REIT (2)                                          13,209
        545   Delhaize Group (2)                                          29,909
      1,843   Dexia (2)                                                   24,965
      1,113   Euronav (2)                                                 49,753
      1,604   Fortis (2)                                                  22,523
        136   Intervest Offices REIT (2)                                   5,346

  Shares                                                              Value $
-----------                                                       --------------
        298   KBC Groep (2)                                               30,231
        615   Mobistar (2)                                                50,743
         46   Retail Estates REIT (2)                                      2,820
        205   Solvay (2)                                                  24,498
        321   Tessenderlo Chemie (2)                                      15,444
         66   Wereldhave Belgium REIT                                      5,055
                                                                  --------------
                                                                         322,506
              BERMUDA -- 0.9%
      2,610   Catlin Group (2)                                            16,962
        700   Frontline (2)                                               43,942
      4,920   Hiscox (2)                                                  19,397
      3,533   Lancashire Holdings (2)                                     21,467
                                                                  --------------
                                                                         101,768
              BRAZIL -- 1.5%
        420   Brasil Telecom Participacoes ADR                            32,827
      1,100   Braskem ADR                                                 19,503
        800   CPFL Energia                                                18,552
      1,000   EDP - Energias do Brasil                                    20,974
      1,400   Telecomunicacoes de Sao Paulo ADR                           40,936
      1,400   Telegraph Norte Leste Participacoes ADR                     33,054
                                                                  --------------
                                                                         165,846
              BRITISH VIRGIN ISLANDS -- 0.0%
      5,357   Livermore Investments Group(2)                               2,592
                                                                  --------------
              CANADA -- 7.0%
        300   AltaGas Income Trust                                         7,153
      3,400   Amerigo Resources                                            5,414
        400   Atco Class I                                                19,865
        981   Baytex Energy Trust                                         30,401
      1,400   BCE                                                         53,254
      1,600   Bell Aliant Regional Communications Income Fund             41,512
      1,700   Biovail                                                     17,105
        900   Bonavista Energy Trust                                      28,661
      1,100   Emera                                                       25,080
        900   Empire Class A                                              39,430
        682   Enerplus Resources Fund                                     28,071
        340   Enerplus Resources Fund (Canada)                            13,946
      1,442   GAZ Metro LP                                                21,059
      1,000   InnVest REIT                                                 9,133
        600   Laurentian Bank of Canada                                   24,617
        300   Magna International Class A                                 17,683
        600   Manitoba Telecom Services                                   23,931
      1,700   Methanex                                                    45,717
      1,500   Mullen Group Income Fund                                    28,573
        800   Northbridge Financial                                       25,609
        718   Parkland Income Fund                                         6,880
      1,000   Power Corp. of Canada                                       30,507
      1,300   Precision Drilling Trust                                    29,106
      1,900   Progress Energy Trust                                       27,487
      1,400   Provident Energy Trust                                      14,305
      1,100   Rothmans                                                    31,914
      2,200   Superior Plus Income Fund                                   23,962
      1,100   TELUS                                                       40,832
      1,600   Total Energy Services Trust                                 12,363

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                              Value $
-----------                                                       --------------
      1,400   TransForce Income Fund                                      10,941
      1,200   Trinidad Drilling                                           15,708
        700   Vermilion Energy Trust                                      27,065
        700   Vicwest Income Fund                                          7,043
        900   Yellow Pages Income Fund                                     7,939
                                                                  --------------
                                                                         792,266
              CHILE -- 0.1%
        200   Administradora de Fondos de Pensiones Provida ADR            6,136
                                                                  --------------
              CHINA -- 0.5%
     19,000   China Shineway Pharmaceutical Group (2)                     13,832
     24,000   People's Food Holdings (2)                                  14,740
     16,000   PetroChina Class H (2)                                      21,304
      4,500   Weiqiao Textile Class H (2)                                  3,437
                                                                  --------------
                                                                          53,313
              DENMARK -- 0.5%
        150   Amagerbanken (2)                                             3,949
      1,100   Danske Bank (2)                                             31,088
        300   TrygVesta (2)                                               21,815
                                                                  --------------
                                                                          56,852
              FINLAND -- 2.2%
        435   Atria (2)                                                    8,865
      1,016   Elisa (2)                                                   21,478
      1,430   Huhtamaki (2)                                               12,136
        400   Kesko B Shares (2)                                          11,055
         38   Lemminkainen (1)(2)                                          1,474
      1,706   Neste Oil (2)                                               41,167
      1,122   Nokia (2)                                                   30,613
      1,254   Outokumpu (2)                                               29,191
      1,242   PKC Group (2)                                               14,456
        600   Rautaruukki (2)                                             22,554
      2,248   Stora Enso R Shares (2)                                     20,294
        905   UPM-Kymmene (2)                                             14,306
        962   YIT (2)                                                     16,380
                                                                  --------------
                                                                         243,969
              FRANCE -- 7.3%
      1,300   Air France-KLM (2)                                          32,295
      1,609   AXA (2)                                                     47,277
        486   BNP Paribas (2)                                             47,897
        588   Bouygues (2)                                                38,002
        462   CNP Assurances (2)                                          51,508
        138   Compagnie Plastic Omnium (2)                                 4,132
      2,420   Credit Agricole (2)                                         51,514
        201   Esso Ste Anonyme Francaise (2)                              42,317
        139   Euler Hermes (2)                                            10,680
        200   Fonciere Des Regions REIT (2)                               25,081
      1,616   France Telecom (2)                                          51,082
        374   Gecina REIT (2)                                             44,239
        361   Groupe Steria SCA (2)                                        8,339
      2,836   Natixis (2)                                                 22,924
        133   Nexans (2)                                                  15,783
        463   Nexity (2)                                                  10,331
        479   Peugeot (2)                                                 23,381

  Shares                                                              Value $
-----------                                                       --------------
        254   Pierre & Vacances (2)                                       25,152
        478   Rallye (2)                                                  22,993
        403   Renault (2)                                                 33,444
      1,864   Rexel (2)                                                   28,268
        677   Sanofi-Aventis (2)                                          47,508
          1   Societe Generale (2)                                            93
        169   Ste Industrielle d'Aviation Latecoere (2)                    1,944
        659   Thomson (2)                                                  2,885
        659   Total (2)                                                   50,445
         39   Total Gabon (2)                                             22,697
        949   Valeo (2)                                                   30,656
        824   Vivendi (2)                                                 34,442
                                                                  --------------
                                                                         827,309
              GERMANY -- 6.3%
        187   Allianz (2)                                                 31,700
         48   Allianz (France) (1)(2)                                      8,119
        730   BASF (2)                                                    46,194
        765   Bayerische Motoren Werke (2)                                34,348
         61   Boewe Systec                                                 1,646
        612   Commerzbank (2)                                             19,674
        525   Daimler (2)                                                 30,321
        440   Deutsche Bank (2)                                           40,639
        269   Deutsche Beteiligungs (2)                                    7,394
      2,001   Deutsche Lufthansa (2)                                      45,894
      1,416   Deutsche Post (2)                                           33,219
      2,495   Deutsche Telekom (2)                                        43,236
        205   E.ON (2)                                                    39,056
        926   Hannover Rueckversicherung (2)                              44,074
        566   Heidelberger Druckmaschinen (2)                             10,373
      1,253   Hypo Real Estate Holding (2)                                35,042
        906   IKB Deutsche Industriebank (2)                               3,047
        455   Indus Holding (2)                                           12,987
        285   Koenig & Bauer (2)                                           8,031
        848   Leoni (2)                                                   35,069
        130   MPC Muenchmeyer Petersen Capital (2)                         5,996
        269   Muenchener Rueckversicherungs (2)                           44,640
        573   Norddeutsche Affinerie (2)                                  30,835
        383   RWE (2)                                                     45,817
        125   Schlott Gruppe                                               2,711
        256   Sixt (2)                                                     8,969
        691   ThyssenKrupp (2)                                            38,436
                                                                  --------------
                                                                         707,467
              GREECE -- 0.1%
      1,253   Hellenic Petroleum (2)                                      16,425
                                                                  --------------
              GUERNSEY -- 0.1%
      5,219   ISIS Property Trust 2   (2)                                  7,809
        393   Mapeley (2)                                                  9,013
                                                                  --------------
                                                                          16,822
              HONG KONG -- 2.4%
     18,000   Asia Financial Holdings (2)                                  6,339
     14,000   CCT Telecom Holdings                                         1,615
     23,000   Champion REIT                                               10,925

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                              Value $
-----------                                                       --------------
     66,822   Champion Technology Holdings (2)                             8,373
      3,000   CLP Holdings (2)                                            24,551
     30,000   Cnpc Hong Kong (2)                                          12,751
     16,000   Fountain SET Holdings (2)                                    1,596
      4,000   Guoco Group (2)                                             41,876
     30,000   Hung Hing Printing Group (2)                                 8,051
     22,000   Lerado Group Holdings (2)                                    1,433
      5,500   Orient Overseas International (2)                           23,897
     58,000   Pacific Andes International Holdings (2)                     9,814
     29,000   Pacific Century Premium Developments (2)                    10,358
      2,781   Prosperity Minerals Holdings (2)                             5,842
     18,000   Public Financial Holdings (2)                                9,965
     44,000   Regal REIT (2)                                               8,858
     24,000   Silver Grant International (2)                               3,648
     30,000   SIM Technology Group (2)                                     2,521
     48,000   Sinolink Worldwide Holdings (2)                              6,345
     90,000   Solomon Systech International (2)                            3,146
     11,000   Sun Hung Kai (2)                                             9,138
     21,000   Sunlight REIT (2)                                            5,149
     14,000   TPV Technology (2)                                           7,150
      4,400   Transport International Holdings (2)                        17,535
      5,000   Varitronix International (2)                                 2,944
     18,000   Victory City International Holdings (2)                      4,348
      3,000   VTech Holdings (2)                                          18,218
     16,000   Xiwang Sugar Holdings (2)                                    5,466
                                                                  --------------
                                                                         271,852
              HUNGARY -- 0.5%
      5,413   Magyar Telekom Telecommunications (2)                       29,749
        162   MOL Hungarian Oil & Gas (2)                                 22,254
                                                                  --------------
                                                                          52,003
              INDONESIA -- 0.2%
     36,000   International Nickel Indonesia (2)                          18,017
                                                                  --------------
              IRELAND -- 0.5%
      1,501   Bank of Ireland (2)                                         12,601
      2,733   C&C Group (2)                                               12,755
        753   FBD Holdings (2)                                            17,529
      1,959   Irish Life & Permanent (2)                                  15,704
      5,133   McInerney Holdings (2)                                       2,792
                                                                  --------------
                                                                          61,381
              ISRAEL -- 1.2%
      3,959   Bank Hapoalim (2)                                           16,406
      4,582   Bank Leumi Le-Israel (2)                                    20,079
     15,580   Bezeq Israeli Telecommunication (2)                         28,136
        573   Blue Square-Israel (2)                                       6,355
         80   Delek Group (2)                                             10,203
        665   IDB Development (2)                                         14,880
        361   IDB Holding (2)                                              7,016
      5,619   Migdal Insurance & Financial Holding (2)                     6,979
      1,840   Mizrahi Tefahot Bank (2)                                    12,996

  Shares                                                              Value $
-----------                                                       --------------
        743   Partner Communications (2)                                  16,183
                                                                  --------------
                                                                         139,233
              ITALY -- 4.7%
     14,452   Banca Monte dei Paschi di Siena (2)                         40,998
      3,453   Banca Popolare di Milano (2)                                34,504
        291   Banco di Sardegna (2)                                        5,987
      1,667   Banco Popolare (2)                                          29,941
      2,182   Caltagirone (2)                                             15,569
      8,978   Cofide (2)                                                   9,916
      5,016   Enel (2)                                                    46,345
      1,487   ENI (2)                                                     50,164
      1,754   ERGO Previdenza (2)                                          8,968
      1,078   Fondiaria-Sai (2)                                           35,609
         32   GreenergyCapital (1)                                            36
        802   Indesit (2)                                                  8,187
      7,679   Intesa Sanpaolo (2)                                         43,111
        204   Italmobiliare (2)                                           14,422
      3,269   KME Group (2)                                                4,054
      1,516   Mediolanum (2)                                               6,380
      1,746   Milano Assicurazioni (2)                                     8,941
      9,553   Pirelli & C (2)                                              5,926
        171   Pirelli & C Real Estate (2)                                  3,444
     51,939   Seat Pagine Gialle (2)                                       5,881
     23,910   Telecom Italia (2)                                          42,902
      5,310   UniCredit (2)                                               31,627
      1,861   Unione di Banche Italiane (2)                               44,137
     13,810   Unipol Gruppo Finanziario (2)                               35,892
                                                                  --------------
                                                                         532,941
              JAPAN -- 14.5%
      1,200   Aisin Seiki (2)                                             31,340
      3,000   Ando (2)                                                     5,690
      3,000   Arnest One (2)                                              11,548
          9   Asset Managers Holdings (2)                                  2,076
        700   Belluna (2)                                                  2,709
      1,800   Canon Marketing Japan (2)                                   26,502
      1,000   Central Finance (2)                                          2,509
        500   Century Leasing System (2)                                   6,167
      4,000   Chuo Mitsui Trust Holdings (2)                              24,900
      2,000   Commuture (2)                                               11,771
          4   Creed Office Investment REIT (2)                             6,884
         12   C's Create (2)                                                 666
          1   DA Office Investment REIT (2)                                3,663
      1,000   Daiki Aluminium Industry (2)                                 2,902
      8,000   Daikyo (2)                                                  10,389
      1,000   Denki Kogyo (2)                                              6,219
         44   Dynacity (2)                                                   487
        500   Excel (2)                                                    5,107
         13   Fintech Global (2)                                             874
        600   Fuji (2)                                                     1,933
      9,000   Fuji Heavy Industries (2)                                   48,337
      1,200   Fujikura Rubber (2)                                          5,136
      4,000   Furukawa-Sky Aluminum (2)                                   10,058
        600   Furusato Industries (2)                                      5,858
        500   Fuyo General Lease (2)                                      14,449

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
-----------                                                       --------------
      2,000   Godo Steel (2)                                               6,112
          2   Grandy House (2)                                               411
        360   Gulliver International (2)                                   8,917
      1,000   Harima Chemicals (2)                                         4,690
      5,000   Hitachi Cable (2)                                           17,431
      1,100   Honda Motor (2)                                             35,121
         12   Hoosiers (2)                                                 2,014
      4,000   Ichiken (2)                                                  5,691
          5   ITC Networks (2)                                            10,283
      4,000   ITOCHU (2)                                                  39,755
      2,400   Itochu Enex (2)                                             15,276
        900   Japan Electronic Materials (2)                               7,017
        800   Japan General Estate (2)                                     3,805
          3   Japan Hotel and Resort REIT (2)                              7,948
          3   Japan Retail Fund Investment REIT (2)                       15,250
        700   JBCC Holdings (2)                                            5,387
        700   Joint (2)                                                    2,247
          4   Joint REIT Investment (2)                                    9,187
        600   Kaga Electronics (2)                                         7,714
      2,000   Kanamoto (2)                                                10,301
      2,000   Kasai Kogyo (2)                                              6,174
      4,000   Kawasaki Kisen Kaisha (2)                                   31,748
      1,000   Keihanshin Real Estate (2)                                   4,337
        700   Koa (2)                                                      4,216
        700   Kojima (2)                                                   3,605
      5,000   Kyodo Shiryo (2)                                             6,877
        200   Kyoshin Technosonic (2)                                      1,304
      1,000   Meiwa Estate (2)                                             5,736
          4   MID REIT (2)                                                11,120
      1,000   Mikuni (2)                                                   2,396
      2,500   Mitsubishi Chemical Holdings (2)                            14,917
      3,000   Mitsubishi Materials (2)                                    11,762
      9,000   Mitsubishi Rayon (2)                                        27,511
      3,000   Mitsui Chemicals (2)                                        14,446
         44   Mitsui Knowledge Industry (2)                               12,179
        600   Muto Seiko (2)                                               4,321
      1,100   NAC (2)                                                      8,440
        300   Nafco (2)                                                    4,450
      3,000   Nakayama Steel Works (2)                                     8,604
        700   NEC Leasing (2)                                             10,139
        600   NEC Mobiling (2)                                            10,468
      3,000   Nihon Yamamura Glass (2)                                     5,248
      4,000   Nippon Chemi-Con (2)                                        13,598
      1,000   Nippon Denwa Shisetsu (2)                                    2,686
      3,000   Nippon Light Metal (2)                                       4,470
      6,000   Nippon Mining Holdings (2)                                  36,154
         15   Nippon Paper Group (2)                                      42,228
          5   Nippon Residential Investment REIT (2)                      14,240
      3,000   Nippon Steel Trading (2)                                     8,633
         10   Nippon Telegraph & Telephone (2)                            50,813
      5,000   Nissan Motor (2)                                            38,497
      2,000   Nissan Shatai (2)                                           15,185
      3,000   Nissin (2)                                                   8,980

   Shares                                                             Value $
-----------                                                       --------------

      6,000   Nissin Sugar Manufacturing (2)                              12,735
        700   Nittan Valve (2)                                             3,301
         32   NTT DoCoMo (2)                                              51,984
      2,000   Okamoto Machine Tool Works (2)                               4,158
          5   Okinawa Cellular Telephone (2)                               7,871
      3,000   OKK (2)                                                      5,722
      1,000   Oriental Yeast (2)                                           5,215
        400   Osaka Steel (2)                                              5,403
        600   Otsuka Kagu (2)                                              5,519
      2,000   Pacific Industrial (2)                                       8,071
      2,000   Pacific Metals (2)                                          12,228
        400   Plenus (2)                                                   6,959
        500   Ricoh Leasing (2)                                           10,770
      5,000   Ryobi (2)                                                   16,730
      2,000   Ryoden Trading (2)                                          12,487
      3,000   San-Ai Oil (2)                                              12,308
        100   Sanei-International (2)                                      1,349
      1,200   Sanoh Industrial (2)                                         6,889
      4,000   Sanwa Holdings (2)                                          15,498
        900   Sato Shoji (2)                                               7,218
         13   Shidax (2)                                                   6,125
        600   Shinhokoku Steel (2)                                         2,639
        900   Shinko Shoji (2)                                             9,088
      3,400   Showa Shell Sekiyu (2)                                      37,595
        500   Shuei Yobiko (2)                                             2,492
      3,300   Sojitz (2)                                                  10,105
        400   Sumco (2)                                                    9,079
      6,000   Sumikin Bussan (2)                                          22,696
      8,000   Sumitomo Light Metal Industries (2)                          9,419
      2,000   Sumitomo Metal Mining (2)                                   25,572
          8   Tact Home (2)                                                2,940
      4,000   Taihei Kogyo (2)                                            15,244
     12,000   Taiheiyo Cement (2)                                         23,818
      1,100   Taiho Kogyo (2)                                             13,829
     13,000   Taisei (2)                                                  31,563
        400   Takachiho Electric (2)                                       4,864
        700   Takeda Pharmaceutical (2)                                   37,171
        460   Takefuji (2)                                                 6,296
      4,000   Takisawa Machine Tool (2)                                    5,625
      2,000   TBK (2)                                                      7,121
      1,000   Tokai Lease (2)                                              1,718
      5,000   Tokai Tokyo Securities (2)                                  19,238
      4,000   Tomoku (2)                                                   8,168
      1,000   Toppan Printing (2)                                         10,374
      3,000   Toshiba TEC (2)                                             16,601
      3,000   Tosho Printing (2)                                           7,507
      1,400   Toyo Machinery & Metal (2)                                   4,655
      1,700   Toyota Auto Body (2)                                        29,912
        900   Toyota Motor (2)                                            38,802
      1,000   Trinity Industrial (2)                                       5,127
      1,700   Unipres (2)                                                 16,939
        200   USC (2)                                                      2,605
      1,000   Yachiyo Industry (2)                                        10,143
      2,200   Yamaha Motor (2)                                            37,097

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
-----------                                                       --------------
      4,000   Yokohama Rubber (2)                                         19,420
        300   Yorozu (2)                                                   3,483
         14   Zephyr (2)                                                     113
                                                                  --------------
                                                                       1,635,811
              LIECHTENSTEIN -- 0.2%
        225   Liechtenstein Landesbank (2)                                17,959
                                                                  --------------
              MALAYSIA -- 0.8%
     16,100   DRB-Hicom (2)                                                5,157
      8,400   Hong Leong Financial Group (2)                              11,592
      5,300   Lingui Development (2)                                       2,038
      3,100   MNRB Holdings (2)                                            4,051
      7,800   OSK Holdings (2)                                             3,759
      9,700   Padiberas Nasional (2)                                       4,453
      6,200   Petronas Dagangan (2)                                       14,533
      6,000   Shell Refining (2)                                          19,312
      2,000   Telekom Malaysia (2)                                         2,104
     14,000   Titan Chemicals (2)                                          5,319
      2,000   TM International (1)                                         3,902
     11,300   Unisem M (2)                                                 4,964
     15,080   YTL Power International (2)                                  8,587
                                                                  --------------
                                                                          89,771
              MEXICO -- 0.7%
      1,600   Alfa Class A                                                10,441
      9,700   Embotelladoras Arca                                         34,999
      4,453   Gruma Class B (1)                                           12,742
      7,500   Grupo Continental                                           19,479
                                                                  --------------
                                                                          77,661
              NETHERLANDS -- 4.4%
      2,705   Aegon (2)                                                   31,615
        594   Draka Holding (2)                                           16,007
        863   Grontmij (2)                                                32,125
      1,040   Heineken Holding (2)                                        44,413
        325   Hunter Douglas (2)                                          19,467
      1,502   ING Groep (2)                                               48,965
        253   KAS Bank (2)                                                10,060
        447   Koninklijke DSM (2)                                         27,115
        461   Nieuwe Steen Investments Funds REIT (2)                     12,403
      2,430   OCE (2)                                                     23,079
      1,363   Royal Dutch Shell A Shares (2)                              48,400
      1,300   Royal Dutch Shell B Shares (2)                              45,657
      2,886   Royal KPN (2)                                               50,226
      2,249   SNS Reaal (2)                                               37,629
        521   USG People (2)                                               7,885
        446   Vastned Offices/Industrial REIT (2)                         11,162
        235   Vastned Retail REIT (2)                                     19,117
        447   Wavin (2)                                                    3,588
        105   Wereldhave (2)                                              11,268
                                                                  --------------
                                                                         500,181
              NEW ZEALAND -- 0.7%
     13,439   Air New Zealand (2)                                         12,380
      3,103   Fisher & Paykel Appliances Holdings (2)                      4,402

   Shares                                                             Value $
-----------                                                       --------------
      1,497   Fletcher Building (2)                                        6,973
      7,801   ING Property Trust (2)                                       4,684
      1,239   New Zealand Refining (2)                                     6,043
      1,780   Steel & Tube Holdings (2)                                    3,976
     13,212   Telecom Corp. of New Zealand (2)                            36,650
                                                                  --------------
                                                                          75,108
              NORWAY -- 2.1%
      9,000   ABG Sundal Collier Holding (2)                              10,869
        800   Acta Holding (2)                                               801
        640   Aker A Shares (2)                                           31,428
      1,900   DnB NOR (2)                                                 24,255
      2,400   SpareBank 1 SMN (2)                                         23,259
      2,066   Sparebank 1 SR Bank (2)                                     19,479
        500   Sparebanken 1 Nord-Norge (2)                                 9,064
        350   Sparebanken More (2)                                        13,920
      1,457   StatoilHydro (2)                                            47,178
      1,600   Storebrand (2)                                              11,051
      2,000   Telenor (2)                                                 30,084
      2,200   Veidekke (2)                                                14,099
                                                                  --------------
                                                                         235,487
              PHILIPPINES -- 0.3%
     10,700   First Gen (2)                                                6,973
      6,500   First Philippine Holdings (2)                                4,373
        400   Globe Telecom (2)                                           10,182
        200   Philippine Long Distance Telephone ADR                      11,370
     24,400   Universal Robina (2)                                         5,912
                                                                  --------------
                                                                          38,810
              POLAND -- 0.7%
        510   KGHM Polska Miedz (2)                                       20,773
      1,008   Polski Koncern Naftowy Orlen (2)                            17,822
      4,052   Telekomunikacja Polska (2)                                  44,862
                                                                  --------------
                                                                          83,457
              PORTUGAL -- 0.7%
      3,581   Portugal Telecom (2)                                        39,263
      2,026   Redes Energeticas Nacionais (2)                              8,963
      1,886   Semapa-Sociedade de Investimentoe Gestao (2)                21,940
        916   Sonae Industria (2)                                          3,857
                                                                  --------------
                                                                          74,023
              SINGAPORE -- 1.6%
      9,000   Allco Commercial REIT (2)                                    5,304
     17,000   Beyonics Technology (2)                                      2,772
     28,000   Fortune REIT (2)                                            15,479
     18,000   Jurong Technologies Industrial (2)                           3,533
     52,000   K1 Ventures (2)                                              8,148
      5,473   Kim Eng Holdings (2)                                         6,007
     26,800   MobileOne (2)                                               39,469
      3,733   Singapore Airlines (2)                                      41,045
      6,000   Singapore Petroleum (2)                                     27,818
      8,000   Suntec REIT (2)                                              9,019
     15,000   UOB-Kay Hian Holdings (2)                                   18,431
      2,000   Wing Tai Holdings (2)                                        2,346
                                                                  --------------
                                                                         179,371

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
-----------                                                       --------------
              SOUTH AFRICA -- 0.6%
        481   Astral Foods (2)                                             6,039
      1,003   JD Group (2)                                                 4,067
      1,227   Liberty Group (2)                                           10,621
      6,245   Metropolitan Holdings (2)                                    9,695
      4,750   Nampak (2)                                                   9,062
        219   Nedbank Group (2)                                            3,084
      1,129   Telkom (2)                                                  21,256
                                                                  --------------
                                                                          63,824
              SOUTH KOREA -- 2.8%
        160   Cambridge Members (2)                                        1,970
        660   Chokwang Paint (2)                                           1,406
      2,000   Dae Won Kang Up (2)                                          3,571
        121   GS Home Shopping (2)                                         7,744
      1,120   Hanil E-Wha (2)                                              2,415
        210   Husteel (2)                                                  4,831
        190   Hyundai Motor (2)                                           13,299
        160   INTOPS (2)                                                   3,029
        190   Kolon Engineering & Construction (2)                         2,051
        112   Kookmin Bank (2)                                             6,351
        160   Korea Development (2)                                        1,438
        810   Korea Electric Power (2)                                    25,856
        700   Korea Exchange Bank (2)                                      9,090
         90   Korean Petrochemical Industries (2)                          2,933
      1,800   KT ADR                                                      36,846
        650   LG Dacom (2)                                                12,317
      1,920   LG Telecom (2)                                              16,536
         86   Nong Shim Holdings (2)                                       5,903
        227   Poongsan (1)                                                 2,818
         43   Poongsan Holdings                                              927
        210   Pusan City Gas (2)                                           4,454
        240   Samwhan (2)                                                  4,680
         49   SeAH Holdings (2)                                            5,819
      2,500   Seowon (2)                                                   2,782
        490   Shell-Line (2)                                               5,402
        220   SK Energy (2)                                               22,389
        109   SK Gas (2)                                                   8,013
      1,900   SK Telecom ADR                                              40,508
        580   SL (2)                                                       3,251
        623   S-Oil (2)                                                   42,188
      1,020   Tae Kyung Industrial (2)                                     5,385
        250   Woori Finance Holdings (2)                                   3,528
                                                                  --------------
                                                                         309,730
              SPAIN -- 1.5%
      1,900   Banco Santander Central Hispano                             36,977
        381   Fomento de Construccionesy Contratas (2)                    20,030
      4,100   Mapfre (2)                                                  20,419
      1,285   Repsol (2)                                                  43,039
      1,801   Telefonica (2)                                              46,718
                                                                  --------------
                                                                         167,183
              SWEDEN -- 3.2%
        750   Axfood (2)                                                  22,962
      1,800   BE Group (2)                                                18,942

   Shares                                                             Value $
-----------                                                       --------------
        600   Bilia A Shares (2)                                           4,133
      1,950   Boliden (2)                                                 11,471
      2,300   Brostrom B Shares (2)                                       17,552
      1,000   D Carnegie (2)                                              12,726
      2,000   Electrolux, Series B (2)                                    24,119
      1,700   Fabege (2)                                                  12,181
        600   Haldex (2)                                                   8,117
        300   Holmen B Shares (2)                                          8,814
        900   KappAhl Holding (2)                                          6,140
      2,500   Klovern (2)                                                  8,560
      2,200   Kungsleden (2)                                              15,428
      1,300   NCC Class B Shares (2)                                      17,013
      1,800   Skanska B Shares (2)                                        23,218
      1,900   Svenska Cellulosa B Shares (2)                              21,518
      3,600   Telefonaktiebolaget LM Ericsson B Shares (2)                37,798
      6,000   TeliaSonera (2)                                             45,703
        800   Trelleborg B Shares (2)                                     13,707
      2,500   Volvo A Shares (2)                                          28,774
                                                                  --------------
                                                                         358,876
              SWITZERLAND -- 2.2%
        119   Baloise Holding (2)                                         11,168
        144   Bellevue Group (2)                                           7,479
        554   Ciba Holding (2)                                            14,467
        391   Credit Suisse Group (2)                                     19,525
         32   Georg Fischer (2)                                           11,553
         32   Helvetia Holding (2)                                        11,887
         15   Schweizerische National- Versicherungs-
                 Gesellschaft (2)                                         10,036
        120   Swiss Life Holding (2)                                      30,850
        524   Swiss Reinsurance (2)                                       32,583
        153   Swisscom (2)                                                49,324
         70   Valora Holding (2)                                          17,309
        102   Zurich Financial Services (2)                               26,807
                                                                  --------------
                                                                         242,988
              TAIWAN -- 2.8%
     24,000   Advanced Semiconductor Engineering (2)                      20,648
     23,100   AU Optronics                                                25,868
      1,155   AU Optronics ADR                                            13,051
        600   Chunghwa Telecom ADR                                        15,114
      2,000   Compal Communications (2)                                    2,383
     30,150   Compal Electronics (2)                                      28,704
      9,100   Coretronic (2)                                               9,568
      7,000   Dah San Electric Wire & Cable (2)                            3,069
        880   Eclat Textile (2)                                              317
     18,582   Far EasTone Telecommunications (2)                          30,301
        715   First Insurance (2)                                            292
      7,000   Formosa Petrochemical (2)                                   18,158
     32,550   Inventec (2)                                                16,569
     10,000   Lite-On Technology (2)                                       8,827
      7,000   Marketech International (2)                                  3,667
      3,150   Mirle Automation (2)                                         3,195

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
-----------                                                       --------------
     15,109   Mitac International (2)                                      9,395
     12,339   POU Chen (2)                                                 9,478
      3,150   Promate Electronic (2)                                       2,137
     26,780   Quanta Computer (2)                                         38,005
      9,000   Sheng Yu Steel (2)                                           6,687
     16,000   Sinon (2)                                                    6,194
      5,000   Sunplus Technology (2)                                       5,086
      4,200   Unitech Printed Circuit Board (2)                            2,542
     16,575   Universal Scientific Industrial (2)                          8,727
     25,000   Walsin Lihwa (2)                                             8,608
      8,000   Walsin Technology (1)(2)                                     3,974
      7,000   WT Microelectronics (2)                                      6,128
     20,000   Yieh Phui Enterprise (2)                                     9,279
                                                                  --------------
                                                                         315,971
              THAILAND -- 1.0%
     36,800   CalComp Electronics Thailand (2)                             5,084
      5,100   Electricity Generating (2)                                  12,376
      8,000   Hana Microelectronics (2)                                    4,121
     96,400   IRPC (2)                                                    11,453
     20,900   MCS Steel (2)                                                2,195
      3,800   Padaeng Industry (2)                                         2,739
      5,100   Precious Shipping (2)                                        2,846
      2,600   PTT (2)                                                     19,279
      4,400   Regional Container Lines (2)                                 1,897
      1,600   Siam Cement (2)                                              8,156
      3,600   Thai Airways International (2)                               1,646
     16,800   Thai Oil (2)                                                24,434
     11,800   Thai Plastic & Chemical (2)                                  7,781
     16,500   Thai Union Frozen Products (2)                               7,874
      5,900   Thanachart Capital (2)                                       2,070
                                                                  --------------
                                                                         113,951
              TURKEY -- 0.6%
      1,700   Aksa Akrilik Kimya Sanayii (2)                               2,934
      2,011   Bolu Cimento Sanayii (2)                                     2,634
      1,178   Ford Otomotiv Sanayi (2)                                    10,002
      1,140   Mardin Cimento Sanayii (2)                                   4,716
      1,695   Sarkuysan Elektrolitik Bakir (2)                             3,888
      1,149   Tupras Turkiye Petrol Rafine (2)                            31,087
      6,500   Turkiye Vakiflar Bankasi Tao (2)                            13,174
                                                                  --------------
                                                                          68,435
              UNITED KINGDOM -- 10.7%
      3,046   Acertec (2)                                                    820
      2,246   Alliance & Leicester (2)                                    15,007
      2,359   Antofagasta (2)                                             26,791
      1,050   AstraZeneca (2)                                             51,040
      3,710   Aviva (2)                                                   36,821
      5,209   Barclays (2)                                                35,376
      1,384   Barratt Developments (2)                                     2,592
      6,061   Beazley Group (2)                                           13,428
        712   Bellway (2)                                                  6,688
      4,623   BP (2)                                                      47,454
      5,557   Brit Insurance Holdings (2)                                 16,800
      1,388   British Land (2)                                            19,202
        920   British Polythene Industries (2)                             4,178

   Shares                                                             Value $
-----------                                                       --------------
     12,553   BT Group (2)                                                42,423
      1,162   Capital & Regional (2)                                       2,856
        869   Carnival (2)                                                30,394
      9,886   Chaucer Holdings (2)                                        14,547
      2,439   Chesnara (2)                                                 5,550
      6,947   Clinton Cards                                                5,405
      1,805   Close Brothers Group (2)                                    21,243
      3,848   Dart Group (2)                                               1,422
      3,788   Davis Service Group (2)                                     30,935
      1,586   Dawson Holdings (2)                                          2,088
      6,055   Debenhams (2)                                                4,851
      3,219   Drax Group (2)                                              46,074
      5,794   DS Smith (2)                                                12,570
     16,747   DSG International (2)                                       14,804
     11,520   Ennstone (2)                                                 3,648
      3,282   Fitzhardinge                                                 2,635
     11,188   Friends Provident (2)                                       18,540
      2,048   GlaxoSmithKline                                             47,745
      4,820   HBOS (2)                                                    27,509
      6,340   Highway Insurance Group (2)                                  6,514
      6,218   Home Retail Group (2)                                       26,595
      2,718   HSBC Holdings (2)                                           44,955
      1,029   Investec (2)                                                 6,844
      1,666   Johnson Service Group (2)                                      721
      6,366   Johnston Press (2)                                           5,801
     11,027   Kcom Group (2)                                               7,768
      7,722   Kesa Electricals (2)                                        22,857
         81   Kier Group (2)                                               1,610
      9,586   Kingfisher (2)                                              22,283
      2,822   Ladbrokes (2)                                               14,013
     18,146   Legal & General Group (2)                                   34,929
      4,730   Lloyds TSB Group (2)                                        27,585
      5,484   London Scottish Bank (2)                                       578
      2,706   Marston's (2)                                                9,543
      4,759   McBride (2)                                                  9,380
      3,555   Melrose (2)                                                 11,177
      3,467   Millennium & Copthorne Hotels (2)                           21,933
        238   Mondi (2)                                                    1,177
        191   Northgate (2)                                                1,280
      1,338   office2office                                                3,654
     20,560   Old Mutual (2)                                              39,242
      4,528   Paragon Group (2)                                            8,845
     10,545   Pendragon (2)                                                1,566
      1,994   Persimmon (2)                                               11,326
     10,473   Premier Foods (2)                                           17,924
      1,335   Redrow (2)                                                   3,438
      4,395   Rexam (2)                                                   32,905
     11,329   Royal Bank of Scotland Group (2)                            47,010
      1,536   RPC Group (2)                                                4,769
      1,366   Segro (2)                                                   11,018
     11,304   Signet Group (2)                                            11,207
        400   Stolt-Nielsen (2)                                            8,284
     11,098   Taylor Wimpey (2)                                            8,584

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
-----------                                                       --------------
      1,931   TDG                                                          9,331
     11,659   Tomkins (2)                                                 28,555
        665   Travis Perkins (2)                                           7,527
      3,038   TT electronics (2)                                           6,179
     11,512   Vodafone Group (2)                                          30,842
      2,171   Wolseley (2)                                                14,591
     24,233   Woolworths Group (2)                                         2,739
      4,296   Yell Group (2)                                               5,940
                                                                  --------------
                                                                       1,204,455
                                                                  --------------
              TOTAL COMMON STOCK
                 (Cost $12,891,075)                                   10,769,424
                                                                  --------------
              PREFERRED STOCK -- 0.7%
              BRAZIL -- 0.6%
        200   Centrais Eletricas de Santa Catarina                         6,090
        300   Cia Energetica do Ceara                                      3,680
        720   Eletropaulo Metropolitana Eletricidade de Sao
                 Paulo                                                    17,327
        700   Telemar Norte Leste ADR                                     41,460
                                                                  --------------
                                                                          68,557
              CHILE -- 0.0%
      1,269   Embotelladora Andina                                         3,560
                                                                  --------------
              GERMANY -- 0.1%
        918   ProSiebenSat.1 Media (2)                                     7,748
                                                                  --------------
              TOTAL PREFERRED STOCK
                 (Cost $64,465)                                           79,865
                                                                  --------------
              RIGHT -- 0.0%
              GERMANY -- 0.0%
      5,436   IKB Deutsche Industriebank
                 Expires 08/13/08 (1)
                 (Cost $--)                                                    9
                                                                  --------------

 Principal
  Amount $
-----------
              SHORT-TERM INVESTMENT -- 2.7%
    309,447   JPMorgan Chase Bank, N.A. Time
                 Deposit (Nassau), 1.570%
                 (Cost $309,447)                                         309,447
                                                                  --------------
              TOTAL INVESTMENTS -- 99.1%
                 (Cost $13,264,987)*                                  11,158,745
                                                                  --------------
              OTHER ASSETS LESS
                 LIABILITIES -- 0.9%                                     100,566
                                                                  --------------
              NET ASSETS -- 100.0%                                $   11,259,311
                                                                  ==============

* At July 31, 2008, the tax basis cost of the Fund's investments was $13,264,987, and the unrealized appreciation and depreciation of investments owned by the Fund were $561,211 and $(2,667,453), respectively.

(1)  Denotes non-income producing security.

(2)  Security is fair valued.

ADR -- American Depositary Receipt
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

Amounts designated as "--" are $0 or rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
-----------                                                       --------------
              COMMON STOCK -- 89.0%
              AUTO & TRANSPORTATION -- 0.9%
      2,300   Wabtec                                                     127,650
                                                                  --------------
              CONSUMER DISCRETIONARY -- 15.4%
      6,500   Cheesecake Factory (1)                                      91,520
     10,400   Corrections Corp. of America (1)                           291,512
      2,600   Dick's Sporting Goods (1)                                   45,630
      8,400   Interpublic Group of Cos. (1)                               73,836
      4,400   Lamar Advertising Class A (1)                              167,112
      3,100   Meredith                                                    79,236
      4,700   Regis                                                      131,553
      8,800   Republic Services                                          286,000
      5,500   Ross Stores                                                208,780
     14,300   Scientific Games Class A (1)                               433,862
     17,700   Valueclick (1)                                             210,630
      3,800   VeriSign (1)                                               123,652
      2,000   Watson Wyatt Worldwide Class A                             115,880
                                                                  --------------
                                                                       2,259,203
              CONSUMER STAPLES -- 0.6%
      3,100   Ruddick                                                     95,976
                                                                  --------------
              FINANCIAL SERVICES -- 12.3%
      2,500   AllianceBernstein Holding LP                               129,875
     11,200   Annaly Capital Management REIT                             168,784
      2,300   Bank of Hawaii                                             115,897
      5,400   Broadridge Financial Solutions                             111,780
      7,200   Conseco (1)                                                 60,336
      3,600   Cullen/Frost Bankers                                       189,864
        900   Dun & Bradstreet                                            86,976
      3,100   Global Payments                                            137,299
      2,500   Health Care REIT                                           124,675
      8,700   Reinsurance Group of America                               432,390
      2,200   Westamerica Bancorporation                                 114,400
      5,900   WR Berkley                                                 139,358
                                                                  --------------
                                                                       1,811,634
              HEALTH CARE -- 12.5%
      5,300   Advanced Medical Optics (1)                                 92,008
        600   Alexion Pharmaceuticals (1)                                 56,250
      3,900   Barr Pharmaceuticals (1)                                   257,322
      7,700   DaVita (1)                                                 430,045
      2,600   Gen-Probe (1)                                              138,632
      2,000   Health Net (1)                                              55,920
      6,700   IMS Health                                                 140,030
      4,300   Inverness Medical Innovations (1)                          144,953
      1,700   Invitrogen (1)                                              75,395
      4,800   Patterson (1)                                              149,904
      2,800   Perrigo                                                     98,644
      1,400   Pharmaceutical Product Development                          53,396
      3,100   West Pharmaceutical Services                               142,352
                                                                  --------------
                                                                       1,834,851
              MATERIALS & PROCESSING -- 10.4%
      8,400   Albemarle                                                  327,012
      7,000   Cabot                                                      187,810

   Shares                                                             Value $
-----------                                                       --------------
        600   Commercial Metals                                           17,910
      8,500   Crown Holdings (1)                                         238,255
      1,500   Forest City Enterprises                                     39,105
      1,100   Jacobs Engineering Group (1)                                85,074
     13,900   Pactiv (1)                                                 335,129
      1,900   Pan American Silver (1)                                     58,805
      4,600   ShawCor Class A                                            148,915
      6,970   Yamana Gold                                                 86,219
                                                                  --------------
                                                                       1,524,234
              OTHER ENERGY -- 7.4%
      7,300   Dresser-Rand Group (1)                                     278,130
      3,300   Exterran Holdings (1)                                      186,252
      4,300   Forest Oil (1)                                             245,229
     19,100   Galleon Energy Class A (1)                                 305,055
      1,600   Range Resources                                             77,696
                                                                  --------------
                                                                       1,092,362
              PRODUCER DURABLES -- 6.0%
      1,600   CommScope (1)                                               71,344
      2,800   Curtiss-Wright                                             147,392
      6,100   Dover                                                      302,743
      3,600   EnergySolutions                                             73,836
      7,450   IDEX                                                       281,833
                                                                  --------------
                                                                         877,148
              TECHNOLOGY -- 16.7%
      5,600   Adtran                                                     125,216
     15,500   Amdocs (1)                                                 471,355
     19,600   Brocade Communications Systems (1)                         132,300
      7,700   Compuware (1)                                               84,700
     19,300   Emulex (1)                                                 217,511
      6,300   F5 Networks (1)                                            183,645
     13,100   Integrated Device Technology (1)                           131,262
      6,600   Intersil Class A                                           159,258
     13,200   Macrovision Solutions (1)                                  200,640
     10,800   ON Semiconductor (1)                                       101,412
      6,400   Parametric Technology (1)                                  123,968
     12,900   QLogic (1)                                                 243,036
      7,000   SAIC (1)                                                   132,230
     15,300   Skyworks Solutions (1)                                     144,738
                                                                  --------------
                                                                       2,451,271
              UTILITIES -- 6.8%
      5,000   NeuStar (1)                                                104,900
      4,200   NII Holdings (1)                                           229,572
      6,000   Northeast Utilities                                        150,960
      3,400   Portland General Electric                                   79,866
     10,600   Sierra Pacific Resources                                   120,204
     14,300   tw telecom (1)                                             228,514
      1,600   US Cellular (1)                                             95,440
                                                                  --------------
                                                                       1,009,456
                                                                  --------------
              TOTAL COMMON STOCK
                 (Cost $13,100,691)                                   13,083,785
                                                                  --------------

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              SHORT-TERM INVESTMENT -- 11.2%
1,642,459     JPMorgan Chase Bank, N.A. Time
                 Deposit (Nassau), 1.570%
                 (Cost $1,642,459)                                     1,642,459
                                                                  --------------
              TOTAL INVESTMENTS -- 100.2%
                 (Cost $14,743,150)*                                  14,726,244
                                                                  --------------
              OTHER ASSETS LESS LIABILITIES -- (0.2)%                    (24,681)
                                                                  --------------
              NET ASSETS -- 100.0%                                $   14,701,563
                                                                  ==============

* At July 31, 2008, the tax basis cost of the Fund's investments was $14,743,150, and the unrealized appreciation and depreciation of investments owned by the Fund were $927,572 and $(944,478), respectively.

(1)  Denotes non-income producing security.

LP -- Limited Partnership
REIT -- Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

FUTURES CONTRACTS:

The Fund had the following futures contracts outstanding as of July 31, 2008:

                              NUMBER OF                                NET UNREALIZED
                              CONTRACTS     VALUE    EXPIRATION DATE    DEPRECIATION
                              ---------   --------   ---------------   --------------
LONG:
   S&P Mid 400 E-Mini Index       4       $321,560       Sept-08          $(27,688)
                                                                          ========

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
-----------                                                       --------------
              COMMON STOCK -- 80.1%
              BRAZIL -- 9.1%
     14,200   Banco Bradesco ADR                                         301,466
      7,625   Cia de Concessoes Rodoviarias                              157,440
      2,500   Cia Siderurgica Nacional ADR                                97,975
     20,200   Cia Vale do Rio Doce ADR                                   534,810
      3,700   Gerdau ADR                                                  80,549
     20,500   Petroleo Brasileiro ADR                                    939,720
      1,494   Unibanco - Uniao de Bancos Brasileiros GDR                 196,655
      3,220   Usinas Siderurgicas de Minas Gerais                        134,720
     17,300   Weg                                                        199,824
                                                                  --------------
                                                                       2,643,159
              CHINA -- 8.8%
    110,000   China Communications Construction Class H (5)              204,983
    188,000   China Communications Services Class H (5)                  142,703
    508,000   China Construction Bank Class H (5)                        443,045
     12,000   China Merchants Bank Class H (5)                            43,246
     70,000   China National Building Material Class H (5)               134,377
    236,000   China Petroleum & Chemical Class H (5)                     246,471
     40,000   China Shipping Development Class H (5)                     121,373
    112,000   Golden Eagle Retail Group (5)                               94,760
    102,000   Hidili Industry International Development (5)              151,294
    696,000   Industrial & Commercial Bank of China Class H (5)          520,508
     60,500   Parkson Retail Group (5)                                    83,146
     41,000   Ping An Insurance Group of China Class H (5)               282,470
    101,000   Sino-Ocean Land Holdings (5)                                66,297
                                                                  --------------
                                                                       2,534,673
              COLOMBIA -- 0.5%
     23,700   Almacenes Exito GDR (3)                                    144,243
                                                                  --------------
              EGYPT -- 0.7%
        850   Orascom Construction Industries GDR (5)                    123,054
     29,749   Telecom Egypt (5)                                           84,325
                                                                  --------------
                                                                         207,379
              HONG KONG -- 6.3%
     28,000   Beijing Enterprises Holdings (5)                           105,606
     66,000   China Mobile (5)                                           881,828
     76,000   China Unicom (5)                                           155,977
    252,000   CNOOC (5)                                                  371,812
    450,000   Denway Motors (5)                                          159,247
    382,000   Franshion Properties China (5)                             146,260
                                                                  --------------
                                                                       1,820,730
              HUNGARY -- 3.3%
     29,556   Magyar Telekom Telecommunications (5)                      162,438

   Shares                                                             Value $
-----------                                                       --------------
        392   MOL Hungarian Oil & Gas (5)                                 53,848
     12,591   OTP Bank (5)                                               584,181
        728   Richter Gedeon (5)                                         165,904
                                                                  --------------
                                                                         966,371
              INDONESIA -- 1.4%
    152,500   Bumi Resources (5)                                         111,860
    116,500   Perusahaan Gas Negara (5)                                  154,771
    165,000   Telekomunikasi Indonesia (5)                               137,225
                                                                  --------------
                                                                         403,856
              ISRAEL -- 2.3%
     13,890   Bank Hapoalim (5)                                           57,560
      4,501   Israel Chemicals (5)                                        83,306
     16,532   Makhteshim-Agan Industries (5)                             142,922
     23,759   Super-Sol (5)                                              120,163
      6,000   Teva Pharmaceutical Industries ADR                         269,040
                                                                  --------------
                                                                         672,991
              MALAYSIA -- 2.3%
     29,000   Kuala Lumpur Kepong (5)                                    121,671
    293,200   Resorts World (5)                                          249,923
     82,000   Telekom Malaysia (5)                                        86,269
     80,900   Tenaga Nasional (5)                                        207,643
                                                                  --------------
                                                                         665,506
              MEXICO -- 2.4%
      5,839   America Movil ADR, Series L                                294,811
      3,400   Fomento Economico Mexicano ADR                             155,924
      4,900   Grupo Televisa ADR                                         110,201
     11,500   Megacable Holdings (1)                                      25,224
     33,529   Urbi Desarrollos Urbanos (1)                               111,151
                                                                  --------------
                                                                         697,311
              PHILIPPINES -- 0.1%
    175,200   Robinsons Land (5)                                          29,087
                                                                  --------------
              POLAND -- 1.8%
      1,400   Central European Distribution (1)                          102,144
      9,765   Polski Koncern Naftowy Orlen (5)                           172,650
     10,281   Powszechna Kasa Oszczednosci Bank Polski (5)               259,536
                                                                  --------------
                                                                         534,330
              RUSSIA -- 11.9%
      5,400   LUKOIL ADR                                                 450,900
      2,944   Mechel ADR                                                  62,472
      9,600   MMC Norilsk Nickel ADR (5)                                 208,182
      6,200   Mobile Telesystems ADR                                     442,680
     30,793   OAO Gazprom ADR (5)                                      1,473,745
     32,900   Rosneft Oil GDR (5)                                        348,021
      1,175   Sberbank GDR (5)                                           399,879
      2,645   Severstal GDR                                               50,863
                                                                  --------------
                                                                       3,436,742
              SOUTH AFRICA -- 2.9%
      2,448   AngloGold Ashanti (5)                                       80,251
      6,026   Impala Platinum Holdings (5)                               200,238
      9,031   MTN Group (5)                                              154,766
      5,744   Naspers N Shares (5)                                       139,409
     19,703   Raubex Group (5)                                            92,102

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
-----------                                                       --------------
      1,903   Sasol (5)                                                  101,596
      6,642   Standard Bank Group (5)                                     81,643
                                                                  --------------
                                                                         850,005
              SOUTH KOREA -- 15.3%
      1,040   CJ CheilJedang (1)(5)                                      239,498
      2,463   Daelim Industrial (5)                                      220,274
      4,446   Daewoo Shipbuilding & Marine Engineering (5)               184,140
      5,610   Hana Financial Group (5)                                   211,998
     19,220   Hankook Tire (5)                                           283,024
      1,735   Hyundai Department Store (5)                               150,336
      2,900   Hyundai Development (5)                                    134,186
      3,173   Kookmin Bank (5)                                           179,938
        529   Kookmin Bank ADR                                            30,333
     11,750   Korea Exchange Bank (5)                                    152,579
      4,167   KT&G (5)                                                   369,626
      2,414   LG Chem (5)                                                245,469
      1,188   LG Electronics (5)                                         121,376
      1,117   POSCO (5)                                                  594,329
        804   Samsung Electronics (5)                                    444,840
      1,308   Samsung Electronics GDR (3)(5)                             361,845
      1,038   Samsung Fire & Marine Insurance (5)                        204,812
      1,329   SK Energy (5)                                              135,252
        846   SK Telecom (5)                                             161,260
                                                                  --------------
                                                                       4,425,115
              TAIWAN -- 6.1%
     14,297   Cathay Financial Holding GDR                               278,176
     11,800   Chunghwa Telecom ADR                                       297,242
     53,856   HON HAI Precision Industry GDR                             525,710
      9,696   Siliconware Precision Industries ADR                        64,284
     62,631   Taiwan Semiconductor Manufacturing ADR                     594,996
                                                                  --------------
                                                                       1,760,408
              THAILAND -- 3.4%
     77,300   Advanced Info Service                                      157,048
      3,500   Banpu (5)                                                   43,669
      7,600   Banpu NVDR (5)                                              93,775
    419,400   Land & Houses (5)                                           82,286
     71,200   PTT Exploration & Production (1)(5)                        316,982
    140,500   Siam Commercial Bank                                       302,241
                                                                  --------------
                                                                         996,001
              TURKEY -- 1.5%
      5,631   Anadolu Efes Biracilik Ve Malt Sanayii (5)                  63,284
      8,183   Eregli Demir ve Celik Fabrikalari (5)                       67,425
     22,265   Turk Telekomunikasyon (1)                                   82,150
     32,411   Turkiye Garanti Bankasi (5)                                108,255
     23,105   Turkiye Is Bankasi Class C (5)                             106,555
                                                                  --------------
                                                                         427,669
                                                                  --------------
              TOTAL COMMON STOCK
                 (Cost $23,092,723)                                   23,215,576
                                                                  --------------

   Shares                                                             Value $
-----------                                                       --------------
              INDEX-LINKED WARRANTS (1) (3) (4) -- 7.9%
              BRAZIL -- 4.0%
      1,729   MSCI Daily Total Return Net Brazil
                 Brazil USD
                 Expires 03/05/09 (2)(5)                               1,164,620
                                                                  --------------
              INDIA -- 3.6%
      2,385   MSCI Daily Total Return Net
                 Emerging Markets India Local
                 Expires 08/17/08                                         21,172
              MSCI Daily Total Return Net
                 Emerging Markets India USD
        125      Expires 10/25/08 (2)(5)                                  51,696
        119      Expires 01/07/09 (2)(5)                                  49,214
        195      Expires 01/09/09 (2)(5)                                  80,645
        492      Expires 04/24/09 (2)(5)                                 203,473
     70,643   MSCI Daily Total Return Net
                 Emerging Markets India
                 Expires 10/25/08 (2)(5)                                 627,098
                                                                  --------------
                                                                       1,033,298
              TURKEY -- 0.3%
        360   MSCI Daily Total Return Net
                 Emerging Markets Turkey USD
                 Expires 10/08/08                                         95,497
                                                                  --------------
              TOTAL INDEX-LINKED WARRANTS
                 (Cost $2,660,496)                                     2,293,415
                                                                  --------------
              EQUITY-LINKED
              WARRANTS (3) (4) -- 5.5%
              RUSSIA -- 0.3%
     26,883   Sberbank Savings Bank of the
                 Russian Federation
                 Expires 02/28/18                                         78,767
                                                                  --------------
              TAIWAN -- 2.6%
    204,308   Chinatrust Financial Holding
                 Expires 01/21/09                                        149,084
     75,510   Far Eastern Textile
                 Expires 03/10/10                                         96,880
     15,495   MediaTek
                 Expires 03/18/09                                        161,876
    222,883   SinoPac Financial Holdings
                 Expires 09/06/11                                         88,485
    193,182   Taiwan Cement
                 Expires 01/20/09                                        247,659
                                                                  --------------
                                                                         743,984
              UNITED ARAB EMIRATES -- 2.6%
              Aldar Properties
     15,400      Expires 01/23/09                                         51,636
    138,961      Expires 08/13/10                                        463,018
     37,500   Emaar Properties
                 Expires 01/12/10                                        106,650

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
-----------                                                       --------------
    100,332   Union Properties
                 Expires 05/04/10                                        145,682
                                                                  --------------
                                                                         766,986
                                                                  --------------
              TOTAL EQUITY-LINKED WARRANTS
                 (Cost $1,601,193)                                     1,589,737
                                                                  --------------
              PREFERRED STOCK -- 3.4%
              BRAZIL -- 3.4%
     10,000   Bradespar                                                  226,474
      8,059   Cia Energetica de Minas Gerais                             191,834
      9,440   Eletropaulo Metropolitana
                 Eletricidade de Sao Paulo                               227,180
      5,100   Suzano Papel e Celulose                                     77,544
      3,000   Ultrapar Participacoes                                     109,321
      3,300   Usinas Siderurgicas de Minas
                 Gerais Class A                                          142,959
                                                                  --------------
              TOTAL PREFERRED STOCK
                 (Cost $775,268)                                         975,312
                                                                  --------------

 Principal
 Amount $
-----------
              SHORT-TERM INVESTMENT -- 3.2%
    914,612   JPMorgan Chase Bank, N.A. Time
                 Deposit (Nassau), 1.570%
                 (Cost $914,612)                                         914,612
                                                                  --------------
              TOTAL INVESTMENTS -- 100.1%
                 (Cost $29,044,292)*                                  28,988,652
                                                                  --------------
              OTHER ASSETS LESS LIABILITIES -- (0.1)%                    (23,980)
                                                                  --------------
              NET ASSETS -- 100.0%                                $   28,964,672
                                                                  ==============

* At July 31, 2008, the tax basis cost of the Fund's investments was $29,044,292, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,760,019 and $(1,815,659), respectively.

(1)  Denotes non-income producing security.

(2) Security considered illiquid. On July 31, 2008, the value of these securities amounted to $2,176,746 representing 7.5% of the net assets of the Fund.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2008, the value of this security amounted to $4,389,240, representing 15.2% of the net assets of the Fund.

(4)  Securities are not readily marketable.

(5)  Security is fair valued.

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
NVDR -- Non-Voting Delivery Receipt
USD -- United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHRODER STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Principal
  Amount (a)                                                            Value $
--------------                                                       -----------
                 U.S. GOVERNMENT MORTGAGE-BACKED
                    OBLIGATIONS -- 31.3%
     2,078,347   FHLMC Gold
                       5.000%, 05/01/37                                1,977,374
     2,990,000   FHLMC TBA
                       5.500%, 09/15/38                                2,915,250
     1,600,000   FNMA (1)
                       2.105%, 08/14/08                                1,598,792
                 FNMA TBA
       720,000         6.000%, 09/25/38                                  721,125
     1,470,000         5.500%, 09/25/38                                1,434,858
     1,818,616   GNMA
                       5.000%, 05/15/34                                1,762,948
                                                                     -----------
                 TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
                    (Cost $10,390,983)                                10,410,347
                                                                     -----------
                 COMMERCIAL PAPER (6) -- 9.6%
                 Citigroup Funding
       900,000         2.662%, 09/16/08                                  896,952
     2,000,000         2.595%, 09/08/08                                1,994,557
       300,000   UBS Finance
                       2.506%, 08/04/08                                  299,938
                                                                     -----------
                 TOTAL COMMERCIAL PAPER
                    (Cost $3,191,447)                                  3,191,447
                                                                     -----------
                 CORPORATE OBLIGATIONS (7) -- 3.4%
        75,000   AT&T
                       6.400%, 05/15/38                                   71,631
       150,000   Barclays Bank
                       5.450%, 09/12/12                                  150,568
EUR    100,000   BNP Paribas
                       4.750%, 04/04/11                                  152,738
        80,000   Chubb
                       6.500%, 05/15/38                                   76,109
        72,481   Elwood Energy LLC
                       8.159%, 07/05/26                                   70,412
                 JPMorgan Chase
EUR     50,000         5.250%, 05/08/13                                   75,999
       150,000         4.750%, 05/01/13                                  144,789
        25,000   Nevada Power, Series O
                       6.500%, 05/15/18                                   25,426
       250,000   PNC Bank
                       6.875%, 04/01/18                                  246,912
        10,000   Reynolds American
                       7.625%, 06/01/16                                   10,349
       100,000   Societe Generale (2)
                       5.750%, 04/20/16                                   94,594
                                                                     -----------
                 TOTAL CORPORATE OBLIGATIONS
                    (Cost $1,159,129)                                  1,119,527
                                                                     -----------
                 FOREIGN BONDS -- 2.8%
EUR    140,000   German Treasury Bill (1)
                       3.849%, 10/15/08                                  216,396

   Principal
  Amount (a)                                                            Value $
--------------                                                       -----------
       100,000   Majapahit Holding
                       7.250%, 10/17/11                                   98,418
EUR    200,000   RSHB Capital
                       6.875%, 11/29/10                                  203,539
        75,000   Scotland International Finance No. 2 BV (2)
                       4.250%, 05/23/13                                   67,420
EUR     70,000   VTB Capital, Series E
                       4.250%, 02/15/16                                   99,029
EUR    170,000   VTB Capital, Series E (3)
                       5.558%, 03/13/09                                  262,713
                                                                     -----------
                 TOTAL FOREIGN BONDS
                    (Cost $902,274)                                      947,515
                                                                     -----------
                 COLLATERALIZED MORTGAGE OBLIGATION -- 1.7%
       704,501   Countrywide Alternative Loan Trust,
                    Series 2007-25, Class 1A2
                       6.500%, 11/25/37
                    (Cost $694,357)                                      565,582
                                                                     -----------
                 U.S. TREASURY OBLIGATIONS (7) -- 1.5%
        20,000   U.S. Treasury Bond
                       5.000%, 05/15/37                                   21,255
                 U.S. Treasury Notes
       375,000         3.875%, 05/15/18                                  371,894
       120,000         3.500%, 05/31/13                                  119,128
                                                                     -----------
                 TOTAL U.S. TREASURY OBLIGATIONS
                    (Cost $511,095)                                      512,277
                                                                     -----------
                 MORTGAGE-BACKED OBLIGATIONS -- 0.7%
EUR     47,829   Gracechurch Card PLC, Series 2006-A, Class A1 (3)
                       6.918%, 10/15/12                                   68,126
        56,261   Master Asset-Backed Securities NIM Trust,
                    Series 2006-CI23, Class N1 (2)(4)(5)
                       7.250%, 08/25/36                                      141
       160,000   Morgan Stanley Capital I, Series 2003-3, Class M5
                       4.850%, 06/13/41                                  158,273
        11,014   New Century Home Equity Loan Trust,
                    Series 2003-3, Class M5 (3)(5)
                       8.086%, 07/25/33                                    1,490
        25,829   Park Place Securities, Series 2004-WCW1,
                    Class M8 (3)
                       5.961%, 09/25/34                                    4,525
        47,865   Sharp SP I LLC NIM Trust, Series 2006-HE3N,
                    Class NA (2)(4)(5)
                       6.400%, 06/25/36                                      239
                                                                     -----------
                 TOTAL MORTGAGE-BACKED OBLIGATIONS
                    (Cost $357,270)                                      232,794
                                                                     -----------

SCHRODER STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Principal
  Amount (a)                                                            Value $
--------------                                                       -----------
                 SHORT-TERM INVESTMENT -- 60.1%
    19,992,751   JPMorgan Chase Bank, N.A. Time
                    Deposit (Nassau), 1.570%
                       (Cost $19,992,751)                             19,992,751
                                                                     -----------
                 TOTAL INVESTMENTS -- 111.1%
                    (Cost $37,199,306)*                               36,972,240
                                                                     -----------
                 OTHER ASSETS LESS LIABILITIES -- (11.1)%             (3,708,293)
                                                                     -----------
                 NET ASSETS -- 100.0%                                $33,263,947
                                                                     ===========

* At July 31, 2008, the tax basis cost of the Fund's investments was $37,199,306, and the unrealized appreciation and depreciation of investments owned by the Fund were $134,574 and $(361,640), respectively.

(a)  Principal amount denominated in U.S. dollars unless otherwise indicated.

(1) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2008, the value of this security amounted to $162,394, representing 0.5% of the net assets of the Fund.

(3)  Variable Rate Security -- Rate disclosed is as of July 31, 2008.

(4)  Security considered restricted.

(5) Security considered illiquid. On July 31, 2008, the value of these securities amounted to $1,870 representing less than 0.1% of the net assets of the Fund.

(6)  The rate shown is the security's effective yield at time of purchase.

(7) Security, or portion of the security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

EUR -- Euro
EURIBOR -- Euro InterBank Offered Rate
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GNMA -- Government National Mortgage Association
JPY -- Japanese Yen
LIBOR -- London InterBank Offered Rate
LLC -- Limited Liability Company
MYR -- Malaysian Ringgit
NIM -- Net Interest Margin
NOK -- Norwegian Krone
PLC -- Public Liability Company
TBA -- To Be Announced
USD -- United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The Trustees of Schroder Series Trust have approved the liquidation of the Schroder Strategic Bond Fund. The liquidation is currently expected to occur on or about September 30, 2008.

SCHRODER STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

FUTURES CONTRACTS:

The Fund had the following futures contracts outstanding as of July 31, 2008:

                                                                            NET UNREALIZED
                                NUMBER OF                                    APPRECIATION
                                CONTRACTS      VALUE      EXPIRATION DATE   (DEPRECIATION)
                                ---------   -----------   ---------------   --------------
LONG:
   U.S. Treasury 10 Year Note       3       $   344,484       Sept-08         $   5,994
                                                                              ---------
SHORT:
   Euro-Bobl                       22         3,682,162       Sept-08           (44,875)
   Euro-Schatz                      1           160,486       Sept-08                32
   U.S. Treasury 5 Year Note       101       11,244,930       Sept-08           (82,549)
   U.S. Treasury 10 Year Note       6           688,969       Sept-08           (12,011)
   U.S. Long Bond                   2           231,000       Sept-08            (1,254)
                                                                              ---------
                                                                               (140,657)
                                                                              ---------
                                                                              $(134,663)
                                                                              =========

FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund had the following forward foreign currency contracts outstanding as of July 31, 2008:

                                             NET UNREALIZED
SETTLEMENT      CURRENCY        CURRENCY      APPRECIATION
DATE           TO DELIVER      TO RECEIVE    (DEPRECIATION)
----------   -------------   -------------   --------------
09/19/08     USD   785,217   GBP   403,000      $ 10,833
09/19/08     USD   750,977   MYR 2,421,000        (7,815)
09/19/08     USD   364,230   NOK 1,907,000         6,148
09/19/08     EUR 1,387,500   USD 2,139,493       (18,658)
09/19/08     GBP   325,000   USD   639,761        (2,215)
09/19/08     MYR 2,421,000   USD   740,141        (3,022)
09/19/08     NOK 1,907,000   USD   366,435        (3,943)
                                                --------
                                                $(18,672)
                                                ========

SCHRODER STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

SWAP AGREEMENTS:

A summary of the outstanding Credit Default Swap agreements held by the Fund at July 31, 2008 is as follows:

                                                                                                              NET UNREALIZED
                                                                                                               APPRECIATION
DESCRIPTION                                                               EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
-----------------------------------------------------------------------   ---------------   ---------------   --------------
Fund pays quarterly 0.12% (0.48% per annum) times notional amount of
   ACE INA Holdings 8.875% 8/15/29. Upon a defined credit event the
   Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Credit Suisse Group)
                                                                               6/20/13         $  100,000        $    437
Fund receives quarterly 0.325% (1.30% per annum) times notional amount of Aviva PLC 9.50% 6/20/16. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000             925
Fund receives quarterly 0.2175% (0.87% per annum) times notional amount of Banco Santander S.A. 5.761% 8/9/13. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000             519
Fund pays quarterly 0.205% (0.82% per annum) times notional amount of Bertelsmann AG 4.75% 9/26/16. Upon a defined credit event the
   Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000            (630)
Fund receives quarterly 0.17% (0.68% per annum) times notional amount of BNP Paribas 8.45% 6/2/16. Upon a defined credit event the
   Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000             761
Fund receives quarterly 0.375% (1.50% per annum) times notional amount of Casino Guichard Perrachon 6% 2/27/12. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000             775
Fund pays quarterly 0.6625% (2.65% per annum) times notional amount of CDX EM Index Series 9. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                               6/20/13         $  615,000           5,171
Fund pays quarterly 0.6625% (2.65% per annum) times notional amount of
   CDX EM Series 9. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
   obligation. (Counterparty: Morgan Stanley)                                  6/20/13         $   80,000            (414)

Fund pays quarterly 0.0875% (0.35% per annum) times notional amount of CDX IG Index Series 8. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
   obligation. (Counterparty: Morgan Stanley)                                  6/20/12         $  100,000           2,255

Fund pays quarterly 0.715% (2.86% per annum) times notional amount of Ciba UK PLC 6.50% 4/24/13. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
   obligation. (Counterparty: JPMorgan)                                       12/20/13         EUR 50,000          (2,014)

Fund pays quarterly 0.25% (1.00% per annum) times notional amount of Deutsche Bank AG 5.50% 5/18/11. Upon a defined credit event the
   Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000          (1,138)

SCHRODER STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                                                                              NET UNREALIZED
                                                                                                               APPRECIATION
DESCRIPTION                                                               EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
-----------------------------------------------------------------------   ---------------   ---------------   --------------
Fund pays quarterly 0.13% (0.52% per annum) times notional amount of
   Electricite de France 5.625% 2/21/33. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                              12/20/13         EUR 50,000        $   (509)
Fund pays quarterly 0.3875% (1.55% per annum) times notional amount of
   Electrolux AB 4.00% 12/01/08. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                              12/20/13         EUR 50,000          (1,176)
Fund receives quarterly 0.275% (1.10% per annum) times notional amount of ENEL SpA 4.25% 6/12/13. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000           1,130
Fund pays semi-annually 0.87% (1.74% per annum) times notional amount of Federal Republic of Brazil 12.25% 3/6/30. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                               3/20/13         $  370,000         (10,590)
Fund pays semi-annually 0.725% (1.45% per annum) times notional amount of Federal Republic of Brazil 12.25% 3/6/30. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                               4/20/13         $   90,000          (1,707)
Fund receives quarterly payment of 1.5625% (6.25% per annum) times notional amount of Ford Motor Company 6.50% 8/1/18. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                               9/20/08         $  100,000            (454)
Fund receives quarterly 1.0375% (4.15% per annum) times notional amount of General Motors Corp. 7.125% 7/15/13. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: Lehman Brothers)
                                                                               9/20/08         $  150,000          (2,748)
Fund receives quarterly 0.475% (1.90% per annum) times notional amount of Imperial Tobacco Group PLC 6.25% 12/4/18. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000           1,690
Fund receives quarterly 0.125% (0.50% per annum) times notional amount of Linde AG 5.875% 4/24/23. Upon a defined credit event the
   Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000             350
Fund pays quarterly 1.045% (4.18% per annum) times notional amount of Liz Claiborne, Inc. 5.00% 7/8/13. Upon a defined credit event the
   Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: UBS)
                                                                              12/20/13         $  100,000          (1,271)
Fund pays quarterly 0.7575% (3.03% per annum) times notional amount of Macy's Retail Holdings Inc. 6.625% 4/1/11. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: UBS)
                                                                              12/20/13         $  100,000          (3,367)
Fund pays quarterly 0.515% (2.06% per annum) times notional amount of MeadWestvaco Corp. 6.85% 4/1/12. Upon a defined credit event the
   Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Goldman Sachs)
                                                                              12/20/13         $  100,000            (797)

SCHRODER STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                                                                              NET UNREALIZED
                                                                                                               APPRECIATION
DESCRIPTION                                                               EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
-----------------------------------------------------------------------   ---------------   ---------------   --------------
Fund pays quarterly 0.55% (2.20% per annum) times notional amount of
   Renault S.A. 4.625% 5/28/10. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000        $ (1,749)
Fund pays quarterly 0.63% (2.52% per annum) times notional amount of
   Republic of Indonesia 6.75% 3/10/14. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                               6/20/13         $   70,000            (731)
Fund pays semi-annually 0.81% (1.62% per annum) times notional amount of Republic of Panama 8.875% 9/30/27. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                               4/20/13         $   90,000          (1,530)
Fund pays semi-annually 0.64% (1.28% per annum) times notional amount of Republic of Peru 8.75% 11/21/33. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                               4/20/13         $   90,000          (1,091)
Fund pays semi-annually 0.77% (1.54% per annum) times notional amount of Republic of Peru 8.75% 11/21/33. Upon a defined credit event the
   Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                               4/20/13         $  180,000          (4,394)
Fund pays quarterly 0.5625% (2.25% per annum) times notional amount of Republic of Philippines 10.625% 3/16/25. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                               6/20/13         $   70,000            (431)
Fund receives semi-annually 0.835% (1.67% per annum) times notional amount of Republic of South Africa 6.50% 6/2/14. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                               4/20/13         $  350,000           3,457
Fund pays semi-annually 1.43% (2.86% per annum) times notional amount of Republic of Turkey 11.875% 1/15/30. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                               4/20/13         $   70,000          (1,710)
Fund receives quarterly 0.17% (0.68% per annum) times notional amount of Reynolds American Inc. 7.625% 6/1/16. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                               6/20/12         $   75,000            (886)
Fund receives semi-annually 0.64% (1.28% per annum) times notional amount of Russian Federation 7.50% 3/31/30. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                               4/20/13         $  350,000           5,943
Fund pays quarterly 0.6825% (2.73% per annum) times notional amount of Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12. Upon a
   defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: UBS)
                                                                              12/20/13         $  100,000          (1,587)
Fund pays quarterly 0.20% (0.80% per annum) times notional amount of STMicroelectronics NV 5.361% 3/17/13. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000            (614)

SCHRODER STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                                                                              NET UNREALIZED
                                                                                                               APPRECIATION
DESCRIPTION                                                               EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
-----------------------------------------------------------------------   ---------------   ---------------   --------------
Fund pays quarterly 0.475% (1.90% per annum) times notional amount of Suedzucker AG 5.75% 2/27/12. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000        $(1,332)
Fund pays quarterly 0.50% (2.00% per annum) times notional amount of Tate & Lyle PLC 6.50% 6/28/12. Upon a defined credit event the
Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000         (1,382)
Fund receives quarterly 0.395% (1.58% per annum) times notional amount of Telecom Italia SpA 5.375% 1/29/19. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000            736
Fund receives quarterly 0.2625% (1.05% per annum) times notional amount of Telefonica 4.375% 2/2/16. Upon a defined credit event the
Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000            262
Fund pays semi-annually 1.375% (2.75% per annum) times notional amount of Ukraine Government 7.65% 6/11/13. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                               4/20/13         $   70,000          2,585
Fund receives semi-annually 0.7275% (1.455% per annum) times notional amount of United Mexican States 7.50% 4/8/33. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                               3/20/13         $  370,000          9,586
Fund receives semi-annually 0.52% (1.04% per annum) times notional amount of United Mexican States 7.50% 4/8/33. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JPMorgan)
                                                                               4/20/13         $  350,000          1,902
Fund receives semi-annually 0.62% (1.24% per annum) times notional amount of United Mexican States 7.50% 4/8/33. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                               4/20/13         $  180,000          2,687
Fund receives quarterly 0.9375% (3.75% per annum) times notional amount of Univision Communications Inc. 7.85% 7/15/11. Upon a
defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: Lehman Brothers)
                                                                               9/20/08         $  150,000           (269)
Fund pays quarterly 0.6925% (2.77% per annum) times notional amount of Valeo 2.375% 1/1/11. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation.
(Counterparty: JPMorgan)
                                                                              12/20/13         EUR 50,000         (1,394)
Fund receives quarterly 0.33% (1.32% per annum) times notional amount of Vivendi 3.875% 2/15/12. Upon a defined credit event the
Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                              12/20/13         EUR 50,000            793

SCHRODER STRATEGIC BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

                                                                                                              NET UNREALIZED
                                                                                                               APPRECIATION
DESCRIPTION                                                               EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
-----------------------------------------------------------------------   ---------------   ---------------   --------------
Fund pays quarterly 0.295% (1.18% per annum) times notional amount of Volvo AB 5.375% 1/26/10. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan Stanley)
                                                                              12/20/13         EUR 50,000        $  (926)
Fund receives quarterly 0.27% (1.08% per annum) times notional amount of Zurich Insurance Co. 4.50% 9/17/14. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined
deliverable obligation. (Counterparty: JPMorgan)                              12/20/13         EUR 50,000            881
                                                                                                                 -------
                                                                                                                 $(3,996)
                                                                                                                 =======

A summary of the outstanding Interest Rate Swap agreements held by the Fund at July 31, 2008 is as follows:

                                                                                                              NET UNREALIZED
                                                                                                               APPRECIATION
DESCRIPTION                                                               EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
-----------------------------------------------------------------------   ---------------   ---------------   --------------
Receive fixed rate of 4.9475% and pay floating rate based on 6-
month EUR EURIBOR. (Counterparty: JPMorgan)
                                                                              07/10/13      EUR   1,100,000     $  4,773
Receive fixed rate of 5.065% and pay floating rate based on 6-
month GBP LIBOR. (Counterparty: Royal Bank of Scotland)
                                                                              02/26/10      GBP   1,680,000      (32,300)
Receive fixed rate of 5.065% and pay floating rate based on 6-
month GBP LIBOR. (Counterparty: JPMorgan)
                                                                              03/20/10      GBP   2,100,000      (44,879)
Receive fixed rate of 5.6675% and pay floating rate based on 6-
month GBP LIBOR. (Counterparty: Lehman Brothers)
                                                                              05/21/10      GBP     550,000        2,145
Receive floating rate based on 6-month GBP LIBOR and pay
fixed rate of 5.7575%. (Counterparty: JPMorgan)
                                                                              07/08/13      GBP     415,000       (7,489)
Receive floating rate based on 6-month JPY LIBOR and pay fixed rate of 1.4575%. (Counterparty: JPMorgan)
                                                                              07/10/13      JPY 177,000,000       (8,937)
Receive fixed rate of 4.175% and pay floating rate based on 3-
month USD LIBOR. (Counterparty: Morgan Stanley)                               07/10/13      $       762,000          979
                                                                                                                --------
                                                                                                                $(85,708)
                                                                                                                ========

RESTRICTED SECURITIES:

As of July 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition date of these investments, along with their costs and values as of July 31, 2008 were as follows:

                                                                                                % OF NET
                                 PRINCIPAL AMOUNT   ACQUISITION DATE     COST    MARKET VALUE    ASSETS
                                 ----------------   ----------------   -------   ------------   --------
Master Asset-Backed Securities
   NIM Trust
   7.250%, 08/25/36                   $56,261           11/23/06       $56,225       $141         0.0%
Sharp SP I LLC NIM Trust
   6.400%, 06/25/36                    47,865           10/15/06        47,613        239         0.0

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              U.S. GOVERNMENT MORTGAGE-
              BACKED OBLIGATIONS -- 41.1%
              FHLMC Gold
    365,241      6.500%, 07/01/32                                        377,834
     28,196      6.000%, 12/01/28                                         28,613
    622,209      5.000%, 07/01/33                                        594,605
  2,080,943      5.000%, 08/01/33                                      1,988,623
    276,703      4.500%, 03/01/19                                        268,521
         54   FHLMC IO (1)
                 890.000%, 01/15/22                                          747
  8,430,000   FHLMC TBA
                 5.500%, 09/15/38                                      8,219,250
              FNMA
    126,421      7.500%, 12/01/29                                        136,283
      6,085      7.000%, 12/01/10                                          6,136
    187,817      6.000%, 12/01/28                                        190,452
    301,695      6.000%, 10/01/29                                        305,646
    287,976      5.500%, 10/01/32                                        283,788
    332,430      5.500%, 01/01/33                                        327,596
  2,668,766      5.500%, 07/01/33                                      2,627,456
    680,609      4.500%, 10/01/33                                        627,989
              FNMA TBA
  4,930,000      6.000%, 09/25/38                                      4,937,701
  3,699,000      5.000%, 09/25/38                                      3,504,803
              GNMA
     28,866      8.000%, 11/15/17                                         31,250
     17,586      8.000%, 06/15/26                                         19,224
    140,728      7.000%, 09/15/23                                        150,617
  3,407,112      6.000%, 09/20/37                                      3,440,338
    479,006      5.500%, 01/15/34                                        476,561
    236,739      5.500%, 09/20/34                                        234,504
  1,078,955      5.500%, 10/15/34                                      1,073,663
    639,120      5.500%, 01/15/35                                        635,458
                                                                  --------------
              TOTAL U.S. GOVERNMENT
                MORTGAGE-BACKED OBLIGATIONS
                 (Cost $30,356,138)                                   30,487,658
                                                                  --------------
              U.S. TREASURY OBLIGATIONS (7) -- 31.4%
              U.S. Treasury Inflation Indexed Bonds
    370,506      2.375%, 01/15/27                                        382,866
  4,172,991      1.375%, 07/15/18                                      4,060,516
              U.S. Treasury Notes
  1,425,000      4.500%, 11/30/11                                      1,496,363
  1,250,000      3.500%, 05/31/13                                      1,257,405
  4,300,000      3.375%, 06/30/13                                      4,322,175
    990,000      3.375%, 07/31/13                                        994,641
  9,815,000      2.625%, 05/31/10                                      9,778,961
  1,000,000      2.125%, 04/30/10                                        996,094
                                                                  --------------
              TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $23,364,595)                                   23,289,021
                                                                  --------------

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              COMMERCIAL PAPER (2) -- 14.6%
  2,500,000   Bank of America
                 2.595%, 09/03/08                                      2,494,093
  3,500,000   Barclays Capital
                 2.401%, 08/25/08                                      3,494,411
  3,700,000   General Electric Capital
                 2.389%, 08/29/08                                      3,693,151
  1,200,000   Toyota Motor Credit
                 0.785%, 09/09/08                                      1,196,867
                                                                  --------------
              TOTAL COMMERCIAL PAPER
                 (Cost $10,878,522)                                   10,878,522
                                                                  --------------
              CORPORATE OBLIGATIONS (7)-- 10.2%
    225,000   American International Group
                 4.250%, 05/15/13                                        200,046
    165,000   Assured Guaranty, Series A (3)
                 6.400%, 12/15/66                                         66,000
    115,000   AT&T
                 6.400%, 05/15/38                                        109,834
    250,000   Bank of America
                 6.100%, 06/15/17                                        240,357
    205,000   Barclays Bank
                 5.450%, 09/12/12                                        205,776
    285,000   BellSouth
                 4.750%, 11/15/12                                        281,748
    195,000   Chubb
                 6.500%, 05/15/38                                        185,516
    235,000   Citigroup
                 6.125%, 11/21/17                                        225,642
     81,000   Colorado Interstate Gas
                 6.800%, 11/15/15                                         83,110
    465,000   Comcast
                 6.400%, 05/15/38                                        424,247
    200,000   Commercial Metals
                 7.350%, 08/15/18                                        200,694
     60,000   FTI Consulting
                 7.625%, 06/15/13                                         61,200
    165,000   General Electric Capital MTN, Series A
                 5.875%, 02/15/12                                        170,135
    400,000   General Electric Capital
                 5.625%, 05/01/18                                        389,726
    220,000   HBOS (4)
                 6.750%, 05/21/18                                        198,686
              HSBC Holdings
    280,000      6.800%, 06/01/38                                        263,522
    135,000      6.500%, 09/15/37                                        121,877
    275,000   ING Bank (4)
                 5.125%, 05/01/15                                        268,859
    215,000   ITC Holdings (4)
                 5.875%, 09/30/16                                        207,816
    360,000   JPMorgan Chase
                 4.750%, 05/01/13                                        347,494

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
    225,000   Kinder Morgan Energy Partners
                 5.950%, 02/15/18                                        219,338
    505,000   Midamerican Energy Holdings (4)
                 5.750%, 04/01/18                                        498,490
    125,000   Nevada Power, Series L
                 5.875%, 01/15/15                                        123,937
    245,000   ONEOK Partners LP
                 6.150%, 10/01/16                                        241,801
    150,000   Pemex Project Funding Master Trust (4)
                 5.750%, 03/01/18                                        146,775
    170,000   PepsiCo
                 5.000%, 06/01/18                                        167,247
    190,000   Philip Morris International
                 6.375%, 05/16/38                                        182,408
    250,000   PNC Bank
                 6.875%, 04/01/18                                        246,912
    195,000   Reynolds American
                 7.625%, 06/01/16                                        201,808
    160,000   Telecom Italia Capital
                 7.721%, 06/04/38                                        157,953
    305,000   Time Warner Cable
                 5.850%, 05/01/17                                        291,201
    570,000   Verizon Communications
                 5.250%, 04/15/13                                        571,175
    325,000   Viacom
                 6.750%, 10/05/37                                        293,396
                                                                  --------------
              TOTAL CORPORATE OBLIGATIONS
                 (Cost $7,921,110)                                     7,594,726
                                                                  --------------
              COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 7.6%
  1,410,000   Merrill Lynch Mortgage Trust,
                 Series 2002-MW1, Class A4
                 5.619%, 07/12/34                                      1,406,873
  1,330,000   Merrill Lynch Mortgage Trust,
                 Series 2004-BPC1, Class A3 (3)
                 4.467%, 10/12/41                                      1,287,386
  1,255,000   Morgan Stanley Capital I,
                 Series 2003-T11, Class A3
                 4.850%, 06/13/41                                      1,241,456
  1,780,000   Wachovia Bank Commercial Mortgage
                 Trust, Series 2005-C19, Class A5
                 4.661%, 05/15/44                                      1,711,610
                                                                  --------------
              TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
                 (Cost $5,640,982)                                     5,647,325
                                                                  --------------
              COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.0%
    219,580   Citigroup Mortgage Loan Trust,
                 Series 2003-1, Class WA2
                 6.500%, 06/25/31                                        208,128
    390,960   Citigroup Mortgage Loan Trust,
                 Series 2003-UP3, Class A2
                 7.000%, 09/25/33                                        377,969

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  1,725,900   Countrywide Alternative Loan Trust,
                 Series 2005-65CB, Class 1A7
                 5.500%, 01/25/36                                      1,637,484
  1,774,977   Countrywide Alternative Loan Trust,
                 Series 2007-25, Class 1A2
                 6.500%, 11/25/37                                      1,424,973
     68,078   Residential Accredit Loans,
                 Series 1999-QS4, Class A1
                 6.250%, 03/25/14                                         69,017
     19,395   Salomon Brothers Mortgage Securities
                 VII, Series 2001-CPB1, Class A (3)
                 6.952%, 12/25/30                                         18,611
                                                                  --------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost $4,185,158)                                     3,736,182
                                                                  --------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.9%
    125,000   FNMA
                 4.250%, 05/15/09                                        126,367
  3,500,000   FNMA (5)
                 2.357%, 09/04/08                                      3,492,331
                                                                  --------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $3,616,768)                                     3,618,698
                                                                  --------------
              ASSET-BACKED SECURITIES -- 0.1%
     51,551   Hedged Mutual Fund Fee Trust,
                 Series 2003-2, Class 2  (1)(3)(4)(6)
                 4.840%, 03/02/11                                         50,004
     21,117   Home Equity Asset Trust,
                 Series 2003-1, Class B2 (1)(3)
                 7.143%, 06/25/33                                            959
     13,750   Option One Mortgage Loan Trust,
                 Series 2002-3, Class M2 (3)
                 4.156%, 08/25/32                                          7,466
     51,973   Structured Asset Investment Loan
                 Trust, Series 2003-BC11,
                 Class M4 (1)(3)
                 5.461%, 10/25/33                                         11,586
     26,824   Structured Asset Investment Loan
                 Trust, Series 2004-1, Class M4 (1)(3)
                 6.586%, 02/25/34                                          5,386
                                                                  --------------
              TOTAL ASSET-BACKED SECURITIES
                 (Cost $146,876)                                          75,401
                                                                  --------------

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              SHORT-TERM INVESTMENT -- 3.1%
  2,319,094   JPMorgan Chase Bank, N.A. Time
                 Deposit (Nassau), 1.570%
                 (Cost $2,319,094)                                     2,319,094
                                                                  --------------
              TOTAL INVESTMENTS -- 118.0%
                 (Cost $88,429,243)*                                  87,646,627
                                                                  --------------
              OTHER ASSETS LESS
                 LIABILITIES -- (18.0)%                              (13,388,160)
                                                                  --------------
              NET ASSETS -- 100.0%                                $   74,258,467
                                                                  ==============

* At July 31, 2008, the tax basis cost of the Fund's investments was $88,429,243, and the unrealized appreciation and depreciation of investments owned by the Fund were $300,336 and $(1,082,952), respectively.

(1) Security considered illiquid. On July 31, 2008, the value of these securities amounted to $68,682 representing less than 0.1% of the net assets of the Fund.

(2)  The rate shown is the security's effective yield at time of purchase.

(3)  Variable Rate Security -- Rate disclosed is as of July 31, 2008.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2008, the value of this security amounted to $1,370,630, representing 1.8% of the net assets of the Fund.

(5) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

(6)  Security considered restricted.

(7) Security, or portion of the security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
LP -- Limited Partnership
MTN -- Medium Term Note
TBA -- To Be Announced

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

FUTURES CONTRACTS:

The Fund had the following futures contracts outstanding as of July 31, 2008:

                                                                 NET UNREALIZED
                     NUMBER OF                                    APPRECIATION
                     CONTRACTS      VALUE      EXPIRATION DATE   (DEPRECIATION)
                     ---------   -----------   ---------------   --------------
LONG:
   U.S. Treasury
      5 Year Note       141      $15,698,367       Sept-08          $31,719
                                                                    -------
SHORT:
   U.S. Treasury
      10 Year Note       10        1,148,281       Sept-08            3,719
   U.S. Long Bond        15        1,732,500       Sept-08           (9,403)
                                                                    -------
                                                                     (5,684)
                                                                    -------
                                                                    $26,035
                                                                    =======

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

RESTRICTED SECURITIES:

As of July 31, 2008, the Fund owned a private placement investment that was purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. This investment is valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition date of this investment, along with its costs and values as of July 31, 2008 was as follows:

                                                                                              % OF NET
                               PRINCIPAL AMOUNT   ACQUISITION DATE     COST    MARKET VALUE    ASSETS
                               ----------------   ----------------   -------   ------------   --------
Hedged Mutual Fund Fee Trust
   4.840%, 03/02/11                  $51,551           1/07/05       $51,452      $50,004        0.1%

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              MUNICIPAL BONDS -- 95.4%
              ALABAMA -- 1.2%
              Alabama Private Colleges &
                 Universities Facilities RB, Tuskegee
                 University Project, Assured Guaranty
    470,000         4.000%, 09/01/13                                     481,064
    425,000         3.950%, 09/01/12                                     435,400
  2,000,000         4.750%, 09/01/26                                   1,943,180
              East Alabama Health Care
                 Authority RB, Series B
    800,000         4.500%, 09/01/11                                     803,240
    490,000         4.250%, 09/01/10                                     493,190
    775,000   Jefferson County, Limited Obligation
                 School RB Warrants, Series A
                    5.250%, 01/01/15                                     738,590
    630,000   Jefferson County, Multi-Family
                 Housing Authority RB Warrants,
                 Mitchell Investments, Series A,
                 (LOC: Regions Bank)
                    5.400%, 09/01/12                                     641,838
  1,300,000   Montgomery, Educational Building
                 Authority RB, Faulkner University
                 Project, RADIAN
                    5.250%, 10/01/32                                   1,152,164
                                                                  --------------
                                                                       6,688,666
              ARIZONA -- 5.4%
    245,000   Phoenix, Industrial Development
                 Authority RB, Hacienda Sunnyslope
                 Project, Series A, AMT, GNMA
                    4.350%, 07/20/15                                     242,244
 19,519,916   Phoenix, Industrial Development
                 Authority RB, Series 2007-3, AMT,
                 GNMA, FNMA, FHLMC
                    5.625%, 05/01/39                                  18,952,082
    180,000   Pinal County Industrial Development
                 Authority RB, Florence West Prison,
                 Series B, ACA (3)
                    5.250%, 10/01/08                                     180,032
    965,000   Scottsdale Industrial Development
                 Authority Memorial Hospitals RB,
                 AMBAC, ETM
                    5.500%, 09/01/12                                   1,026,085
  1,170,000   State Health Facilities Authority RB,
                 Phoenix Baptist Hospital & Medical
                 Center, MBIA, ETM
                    6.250%, 09/01/11                                   1,218,262
 12,000,000   State Health Facilities Authority RB,
                 Banner Health, Series 2007B (1)
                    2.678%, 01/01/37                                   8,850,000

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
    760,000   Tucson & Pima Counties Industrial
              Development Authorities RB,
              Series B, AMT, GNMA, FNMA,
              FHLMC
                    4.600%, 12/01/30                                     769,652
                                                                  --------------
                                                                      31,238,357
              ARKANSAS -- 4.1%
    570,000   Baxter County, Hospital Revenue
                 Authority RB, Refunding &
                 Improvement Project, Series A
                    5.375%, 09/01/14                                     573,694
  3,435,000   Cabot, Sales & Use Tax RB, XLCA
                    4.300%, 12/01/31                                   2,924,834
    340,000   Centerton, Sales & Use Tax RB
                    4.500%, 03/01/35                                     311,862
  1,000,000   Drew County, Industrial
                 Development RB, JP Price Lumbar
                 Project, Series B, AMT, ADFA
                    5.000%, 02/01/16                                   1,000,990
  2,730,000   Fayetteville, Sales & Use Tax RB,
                 Capital Improvement, Series A, FSA
                    3.000%, 11/01/20                                   2,345,015
  1,470,000   Fort Smith, Sales & Use Tax,
                 Refunding and Improvement Bonds,
                 Series 2006, FGIC
                    4.000%, 09/01/14                                   1,466,810
              Heber Springs, Sales & Use Tax RB, CIFG
  1,240,000         4.700%, 06/01/30                                   1,104,592
  1,205,000         4.650%, 06/01/27                                   1,088,344
    960,000   Howard County, Sales & Use Tax RB,
                 RADIAN
                    4.250%, 06/01/47                                     794,323
  1,300,000   Little Rock, Library Construction GO,
                 Series A
                    4.250%, 03/01/23                                   1,308,840
 10,015,000   Magnolia, Sales & Use Tax RB, CIFG
                    4.500%, 08/01/37                                   8,270,687
    345,000   Scott County, Sales & Use Tax RB,
                 Correctional Facility Improvements
                    5.000%, 08/01/36                                     328,057
    535,000   Springdale, Sales & Use Tax RB, MBIA
                    4.000%, 07/01/16                                     545,545
  1,535,000   Stuttgart, Sales & Use Tax RB,
                 AMBAC
                    4.200%, 10/01/31                                   1,534,555
                                                                  --------------
                                                                      23,598,148
              CALIFORNIA -- 7.9%
    660,000   Benicia, Unified School District GO,
                 Series B, MBIA (2)
                    5.384%, 08/01/18                                     401,900
              California Health Facilities Funding
                 Authority RB, California-Nevada-
                 Methodist Project
    360,000         5.000%, 07/01/14                                     380,927
    375,000         5.000%, 07/01/15                                     394,905

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              California Health Facilities Funding
                 Authority RB, California-Nevada-
                 Methodist Project (continued)
    395,000         5.000%, 07/01/16                                     414,726
    825,000         4.250%, 07/01/11                                     832,969
     85,000   California Statewide Communities
                 Development Authority COP, Kaiser
                 Remarket, FSA, ETM
                    5.300%, 12/01/15                                      89,938
  8,710,000   Contra Costa Home Mortgage
                 Finance RB, Multi-Family Housing,
                 MBIA, ETM (2)
                    5.852%, 09/01/17                                   4,726,046
     50,000   Delta Counties Home Mortgage
                 Finance RB, Single-Family
                 Mortgage-Backed Securities,
                 Series A, AMT, MBIA,
                 GNMA, FNMA
                    5.350%, 06/01/24                                      50,961
  8,000,000   Gardena COP, Series B, RADIAN (3)
                    6.800%, 07/01/36                                   8,027,600
              Long Beach, Financial Authority RB,
                 Natural Gas Purification,
                 Series B (1)
  3,940,000         3.272%, 11/15/27                                   2,910,675
  5,750,000         3.252%, 11/15/26                                   4,190,313
  3,000,000         3.203%, 11/15/25                                   2,186,250
  3,045,000   Los Angeles, Community
                 Redevelopment Agency TA, Pooled
                 Financing, Series M, RADIAN (3)
                    6.100%, 09/01/16                                   3,113,573
    445,000   Los Angeles, Multi-Family
                 Housing RB, Colorado Terrace
                 Project, Series H, AMT, GNMA
                    4.350%, 11/20/12                                     450,006
  2,975,000   Manteca, Financing Authority
                 Sewer RB, Series B, MBIA
                    5.000%, 12/01/33                                   3,019,952
    462,600   Mountain Valley Unified School
                 District RB, Flexfund Program
                    4.250%, 05/01/22                                     459,700
  2,544,967   Oak Grove Unified School District RB,
                 Flexfund Program
                    4.750%, 08/01/27                                   2,405,706
    442,625   Orland Unified School District COP,
                 Flexfund Program
                    5.000%, 08/01/27                                     409,419
  1,577,266   Palo Verde Unified School
                 District COP, Flexfund Program
                    4.800%, 09/01/27                                   1,573,197

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  1,447,323   Paso Robles Joint Unified School
                 District RB, Flexfund Program
                    4.300%, 05/01/22                                   1,442,938
     25,000   Placer County, Water Agency RB,
                 Middle Fork Project
                    3.750%, 07/01/12                                      24,739
    699,701   Rohnerville School District COP,
                 Flexfund Program
                    4.500%, 02/01/23                                     659,097
     30,000   Sacramento County, Sacramento Main
                 Detention Center COP, MBIA, ETM
                    5.500%, 06/01/10                                      31,299
     10,000   Sacramento County, Sanitation
                 Authority RB, ETM
                    5.125%, 12/01/10                                      10,013
    103,000   San Bernardino County, Transportation
                 Authority RB, Series A, FGIC, ETM
                    6.000%, 03/01/10                                     107,551
    175,000   Southern California, Public Power
                 Authority RB, Palo Verde Project,
                 Series A, ETM
                    5.000%, 07/01/17                                     175,359
  3,900,000   State of CA Water Bonds, Series M
                    4.900%, 10/01/13                                   3,904,602
  3,430,000   Stockton, United Christian
                 Schools COP, Mandatory Put,
                 (LOC: Pacific Capital Bank) (4)
                    4.300%, 10/01/33                                   3,430,000
    520,000   Valley Center, Unified School
                 District GO, Capital Appreciation,
                 Series A, MBIA (2)
                    4.847%, 09/01/17                                     321,672
                                                                  --------------
                                                                      46,146,033
              COLORADO -- 3.8%
  3,865,000   Adonea, Metropolitan District
                 No. 2 RB, Series B,
                 (LOC: Compass Bank)
                    4.375%, 12/01/15                                   3,905,428
              Aspen Grove Business Improvement
                 District GO, RADIAN
    410,000         5.500%, 12/01/12                                     423,587
    450,000         5.500%, 12/01/14                                     462,667
    505,000         5.000%, 12/01/16                                     494,466
  1,115,000         4.750%, 12/01/21                                   1,001,493
  1,390,000         4.625%, 12/01/25                                   1,194,413
    530,000   Beacon Point, Metropolitan
                 District RB, Series B,
                 (LOC: Compass Bank)
                    4.375%, 12/01/15                                     534,902
  5,000,000   Denver Health & Hospital
                 Authority RB, Series B (1)
                    2.897%, 12/01/33                                   3,437,500

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
     25,000   Denver, City & County Airport RB,
                 Series D, AMT
                    7.750%, 11/15/13                                      27,043
              Fort Lewis, College Board RB,
                 Series D, FGIC (3)(5)
    920,000         5.100%, 10/01/11                                     945,659
    885,000         5.100%, 10/01/12                                     909,010
  1,425,000   High Plains, Metropolitan District RB,
                 Series B, (LOC: Compass Bank)
                    4.375%, 12/01/15                                   1,451,619
    500,000   Interlocken Metropolitan District GO,
                 Series A, RADIAN
                    5.750%, 12/15/11                                     523,515
  1,450,000   Maher Ranch, Metropolitan District
                 No. 4 GO, RADIAN
                    4.625%, 12/01/17                                   1,357,534
  1,000,000   State Educational & Cultural Facilities
                 Authority RB, Ave Maria School
                 Project, RADIAN
                    4.850%, 12/01/25                                     885,920
    600,000   State Educational & Cultural Facilities
                 Authority RB, Charter School,
                 Littleton, CIFG
                    4.300%, 01/15/26                                     518,274
    210,000   State Educational & Cultural Facilities
                 Authority RB, Charter School,
                 Peak to Peak, XLCA
                    3.000%, 08/15/09                                     209,784
    365,000   State Educational & Cultural Facilities
                 Authority RB, Parker Core Charter
                 School, XLCA
                    3.500%, 11/01/14                                     349,900
  2,000,000   State Health Facilities Authority RB,
                 Catholic Health, Series A, ETM
                    5.500%, 03/01/22                                   2,112,140
     30,000   State Health Facilities Authority RB,
                 Series A, ETM
                    5.350%, 11/01/16                                      30,370
              Teller County COP, Assured Guaranty
    150,000         4.150%, 12/01/13                                     154,764
    190,000         3.500%, 12/01/09                                     193,198
    400,000         5.000%, 12/01/24                                     415,112
    120,000         4.550%, 12/01/18                                     122,617
    310,000         4.500%, 12/01/17                                     318,153
    300,000         4.400%, 12/01/16                                     308,688
                                                                  --------------
                                                                      22,287,756
              CONNECTICUT -- 0.5%
     30,000   State Health & Educational
                 Facility RB, Danbury Hospital, ETM
                    7.875%, 07/01/09                                      31,478
  2,000,000   State Health & Educational
                 Facility RB, Saint Francis Hospital
                 Medical Center, Series D, RADIAN
                    5.500%, 07/01/17                                   2,007,580

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  1,100,000   State Resources Recovery
                 Authority RB, Middle Connecticut
                 System, Series A,
                 Pre-Refunded @ 100, MBIA (6)
                    5.500%, 11/15/08                                   1,109,900
                                                                  --------------
                                                                       3,148,958
              DELAWARE -- 0.8%
              New Castle County, Newark Charter
                 School Income Project RB
    255,000         4.750%, 09/01/13                                     251,823
    150,000         4.750%, 09/01/15                                     145,345
    365,000         5.000%, 09/01/17                                     352,324
  1,000,000         5.000%, 09/01/22                                     909,310
    825,000   State Economic Development
                 Authority RB, Delmarva Power &
                 Light, Series D, AMT
                    5.650%, 07/01/28                                     864,930
     90,000   State Housing Authority RB,
                 Single-Family Mortgage,
                 Series D-2  (3)
                    5.000%, 01/01/09                                      90,579
  1,870,000   Wilmington, Multi-Family
                 Housing RB, Market Street Mews,
                 AMT, GNMA
                    5.450%, 09/20/22                                   1,870,673
                                                                  --------------
                                                                       4,484,984
              DISTRICT OF COLUMBIA -- 0.2%
    585,000   District of Columbia RB, Enterprise
                 Zone-819 7th Street, Mandatory Put,
                 AMT, (LOC: Branch
                 Banking & Trust) (4)
                    3.600%, 10/01/24                                     594,571
    500,000   District of Columbia GO, Series B,
                 FSA, ETM
                    5.500%, 06/01/14                                     518,105
                                                                  --------------
                                                                       1,112,676
              FLORIDA -- 6.7%
  1,000,000   Brevard County School Board COP,
                 Series B, FGIC
                    5.000%, 07/01/20                                   1,006,230
  6,235,000   Capital Projects Finance Authority RB,
                 Glenridge on Palmer Ranch,
                 Series A, Pre-Refunded @ 102 (6)
                    8.000%, 06/01/12                                   7,423,329
  1,300,000   Collier County, Industrial Development
                 Authority RB, Naples Community
                 Hospital Project, Mandatory Put,
                 (LOC: Bank of America NA) (4)
                    4.650%, 10/01/34                                   1,301,066
    356,604   Dade County, Single-Family Housing
                 Finance Authority RB, Series B-1,
                 AMT, GNMA, FNMA
                    6.100%, 04/01/27                                     371,713

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
    475,000   Florida State, Jacksonville
                 Transportation Authority GO, ETM
                    9.200%, 01/01/15                                     586,473
  1,735,000   Gulf Breeze, Local Government RB,
                 FGIC, Mandatory Put (1)(4)
                    4.000%, 12/01/20                                   1,716,428
    500,000   Hillsborough County School
                 Board COP, Series B, MBIA
                    5.000%, 07/01/18                                     516,905
    575,000   Hollywood Community
                 Redevelopment Agency RB,
                 Beach CRA
                    5.125%, 03/01/14                                     590,824
    125,000   Jacksonville, Electric
                 Authority RB, ETM
                    5.375%, 07/01/12                                     132,370
      5,000   Jacksonville, Electric Authority RB,
                 Third Installment, ETM
                    6.800%, 07/01/12                                       5,465
    300,000   Jacksonville, Health Facilities RB,
                 Daughters of Charity, MBIA, ETM (9)
                    5.000%, 11/15/15                                     300,573
  1,950,000   Lake County School Board COP,
                 Series B, AMBAC
                    5.000%, 06/01/19                                   2,000,563
  1,255,000   Manatee County, Housing Finance
                 Authority RB, Series A, AMT,
                 GNMA, FNMA, FHLMC
                    4.550%, 09/01/17                                   1,267,060
    485,000   Miami Special RB, MBIA (2)
                    4.964%, 01/01/15                                     332,429
              Miami-Dade County, Public
                 Service RB, Unincorporated
                 Municipal Service Area, Public
                 Improvements, Series A, XLCA
    280,000         4.750%, 04/01/27                                     266,006
  1,115,000         4.700%, 04/01/26                                   1,059,663
  1,110,000         4.625%, 04/01/24                                   1,063,924
    675,000         4.600%, 04/01/23                                     650,531
  8,045,000   Orange County Health Facilities
                 Authority RB, Adventist Health
                 Systems, Pre-Refunded @ 101 (6)
                    5.625%, 11/15/12                                   8,902,758
     60,000   Orange County, Tourist Division RB,
                 AMBAC, ETM
                    6.000%, 10/01/16                                      64,306
  1,060,000   Orange County, Tourist Division RB,
                 Series A, AMBAC, ETM
                    6.250%, 10/01/13                                   1,131,985
  1,260,000   Orlando & Orange County,
                 Expressway Authority RB, Sr. Lien,
                 AMBAC, ETM
                    7.625%, 07/01/18                                   1,585,244

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  1,300,000   Osceola County, School Board COP,
                 Series A, Pre-Refunded @ 101,
                 AMBAC (6)
                    5.250%, 06/01/12                                   1,411,150
    280,000   Pinellas County, Housing Finance
                 Authority RB, Multi-County
                 Program, Series A-3, AMT,
                 GNMA, FNMA
                    4.000%, 03/01/25                                     280,294
  2,615,000   Port Everglades Authority RB, ETM
                    7.125%, 11/01/16                                   3,021,554
    500,000   Seminole County RB,
                 Water & Sewer, MBIA
                    6.000%, 10/01/09                                     508,025
    120,000   Tampa, Allegany Health System RB,
                 Saint Anthony, MBIA, ETM
                    5.125%, 12/01/15                                     121,736
     65,000   Tampa, Allegany Health System RB,
                 Saint Joseph, MBIA, ETM
                    5.125%, 12/01/23                                      65,940
    340,000   Tampa, Allegany Health System RB,
                 Saint Mary's, MBIA, ETM
                    5.125%, 12/01/23                                     345,001
    850,000   Volusia County, Educational Facilities
                 Authority RB, Embry Riddle,
                 RADIAN (1)
                    5.000%, 10/15/25                                     777,384
                                                                  --------------
                                                                      38,806,929
              GEORGIA -- 0.6%
  1,730,000   Cobb County, Kennestone Hospital
                 Authority RB, Capital Appreciation
                 Certificates, Series 86A, MBIA,
                 ETM (2)
                    4.501%, 08/01/15                                   1,168,407
     75,000   Crisp County Cordele Industrial
                 Development Authority RB, Cavelier
                 Industries Project, AMT,
                 (LOC: First Commercial Bank)
                    5.250%, 04/01/09                                      75,076
     45,000   Fulco, Hospital Authority RB, Saint
                 Joseph Hospital, ETM
                    5.375%, 10/01/09                                      45,134
  1,650,000   Kennesaw, Urban Redevelopment
                 Agency RB, City Hall
                 Expansion Project
                    3.950%, 01/01/19                                   1,635,761
    360,000   State Municipal Electric Authority
                 Power RB, Capital Appreciation,
                 Series Q, MBIA (2)
                    3.688%, 01/01/12                                     288,511
                                                                  --------------
                                                                       3,212,889
              IDAHO -- 0.4%
  2,405,000   State Housing & Finance
                 Association RB, Series H, Class III, AMT
                 5.000%, 01/01/28                                      2,322,508

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
    115,000   State Housing & Finance
                 Association RB, Single-Family
                 Mortgage, Series D, Class III, AMT
                    5.400%, 07/01/21                                     114,256
                                                                  --------------
                                                                       2,436,764
              ILLINOIS -- 7.7%
  3,000,000   Bartlett, Quarry Redevelopment TA,
                 Employment Project (3)
                    5.600%, 01/01/23                                   2,827,170
  4,460,000   Bolingbrook, Sales Tax RB (2)
                    5.750%, 01/01/15                                   4,434,266
  1,178,000   Bolingbrook, Special Services Areas
                 Special Tax, Reference 2001-1-2-3 &
                 2002-1, MBIA
                    4.000%, 03/01/18                                   1,139,833
    510,000   Calhoun & Greene Counties,
                 Community School District
                 No. 40 GO
                    4.700%, 01/01/16                                     522,316
    912,000   Cary, Special Tax, Special Service
                 Area No. 2, RADIAN
                    4.400%, 03/01/16                                     914,809
  1,750,000   Chicago, Increment Allocation
                 Revenue, Diversey Narragansett
                 Project COP
                    7.460%, 02/15/26                                   1,771,000
  2,000,000   Chicago, Kingsbury Redevelopment
                 Project TAN, Series A
                    6.570%, 02/15/13                                   2,004,800
  1,000,000   Chicago, Lake Shore East SA
                    6.750%, 12/01/32                                   1,000,380
              Cook County School District
                 No. 159 GO, FSA (2)
    315,000         4.645%, 12/01/12                                     269,451
    525,000         4.453%, 12/01/11                                     470,426
  3,500,000   Cortland, Special Tax, Sheaffer
                 Systems Project (9)
                    5.500%, 03/01/17                                   3,271,415
    825,000   Granite City Industrial Development
                 Authority RB, Carron Industries
                 Project, AMT, (LOC: First Bank)
                    4.875%, 04/01/17                                     757,630
  1,205,000   Huntley, Special Tax, Special Service
                 Area No. 10, Assured Guaranty
                    5.100%, 03/01/29                                   1,208,266
  1,000,000   Huntley, Special Tax, Special Service
                 Area No. 7, Assured Guaranty
                    5.100%, 03/01/28                                   1,006,870
  1,143,000   Huntley, Special Tax, Special Service
                 Area No. 8, Assured Guaranty
                    4.600%, 03/01/17                                   1,179,987

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  1,880,000   Huntley, Special Tax, Special Service
                 Area No. 9, Assured Guaranty
                    5.100%, 03/01/28                                   1,892,916
  1,156,000   Lakemoor Village, Special Tax,
                 RADIAN
                    4.550%, 03/01/16                                   1,103,078
  2,227,000   Pingree Grove, Special Tax, Special
                 Services Area, Cambridge Lakes
                 Project, Series 05-1
                    5.250%, 03/01/15                                   2,139,479
    590,000   Round Lake, Special Tax, Lakewood
                 Grove, Assured Guaranty
                    4.150%, 03/01/17                                     590,572
    850,000   State Educational Facilities
                 Authority RB, Capital Appreciation,
                 ETM (2)
                    5.190%, 07/01/14                                     581,749
    340,000   State Educational Facilities
                 Authority RB, Capital Appreciation,
                 Pre-Refunded @ 57.17 (2)(6)
                    6.611%, 07/01/09                                     190,427
  1,120,000   State Financial Authority RB, Medical
                 District Common Project, Series A,
                 CIFG
                    4.125%, 09/01/18                                   1,078,034
  3,750,000   State Financial Authority RB,
                 Multi-Family Housing Authority,
                 Liberty Project, Series A,
                 (LOC: Harris NA) (3)
                    5.530%, 10/01/22                                   3,805,838
    230,000   State Financial Authority RB,
                 Multi-Family Housing Authority,
                 Liberty Project, Series B,
                 (LOC: Harris NA) (3)
                    5.570%, 10/01/11                                     236,573
  2,000,000   State GO, 1st Series, FGIC
                    5.500%, 02/01/16                                   2,136,260
    800,000   State GO, 1st Series, MBIA
                    5.500%, 08/01/19                                     847,592
  2,925,000   State Health Facilities Authority, RB,
                 Hinsdale Hospital, Series A, ETM
                    6.950%, 11/15/13                                   3,274,070
    535,000   Will County, Community Consolidated
                 School District GO, Alternative
                 Revenue Source Larway
                    5.625%, 12/01/23                                     544,603
              Yorkville United City Sales Tax RB,
                 Kendall Marketplace Project
    420,000         6.000%, 01/01/27                                     372,116
  3,755,000         6.000%, 01/01/26                                   3,338,683
                                                                  --------------
                                                                      44,910,609
              INDIANA -- 3.0%
              Avon Community School Building RB,
                 First Mortgage, AMBAC
  1,305,000         4.750%, 07/15/23                                   1,298,071
  5,815,000         4.625%, 07/15/22                                   5,747,139

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
     60,000   Brownsburg 1999 School Building RB,
                 First Mortgage, Series B, FSA
                    4.250%, 07/15/09                                      61,412
              Gary, Sanitation District, Special
                 Taxing District, RADIAN
    250,000         5.000%, 02/01/12                                     253,118
    270,000         5.000%, 02/01/13                                     271,944
  1,685,000   Indianapolis, Local Public
                 Improvements RB, Glendale Mall
                 Project, Series G (3)
                    5.640%, 08/01/17                                   1,684,882
    500,000   Jasper, Hospital Authority RB,
                 Memorial Hospital Center Project,
                 RADIAN
                    5.500%, 11/01/17                                     512,250
              Maconaquah, School District RB,
                 Energy Management Financing
                 Project
    286,756         5.000%, 01/01/12                                     296,230
    301,093         5.000%, 01/01/13                                     311,279
    316,148         5.000%, 01/01/14                                     326,869
    261,339         4.750%, 01/01/10                                     266,707
    273,752         4.750%, 01/01/11                                     280,541
    251,287         4.000%, 01/01/09                                     252,473
              Munster, Municipal Center RB,
                 First Mortgage
    400,000         5.000%, 07/15/24                                     401,504
    700,000         4.875%, 07/15/21                                     701,813
    445,000         4.700%, 07/15/17                                     452,031
              State Health Facility Financing
                 Authority RB, Methodist Hospital,
                 Series A, AMBAC, ETM
     80,000         5.750%, 09/01/11                                      81,473
    360,000         5.750%, 09/01/15                                     366,700
  3,980,000   University of Southern Indiana RB,
                 Auxiliary Systems, Series A,
                 AMBAC
                    5.000%, 10/01/11                                   4,089,768
     10,000   Wells County, Hospital Authority RB,
                 ETM
                    7.250%, 04/01/09                                      10,252
                                                                  --------------
                                                                      17,666,456
              IOWA -- 0.8%
              Coralville COP, Series D
    500,000         5.250%, 06/01/15                                     516,765
    300,000         5.000%, 06/01/12                                     308,826
    200,000         5.000%, 06/01/13                                     205,424
    275,000         5.000%, 06/01/14                                     281,968
     75,000   State Financial Authority RB, Mercy
                 Health System, Series V, FSA, ETM
                    5.250%, 08/15/27                                      75,474

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  1,345,000   Tobacco Settlement Authority RB,
                 Asset-Backed, Series B,
                 Pre-Refunded @ 101 (6)
                    5.300%, 06/01/11                                   1,434,066
              Xenia Rural Water Distribution RB,
                 CIFG
  1,100,000         4.500%, 12/01/31                                     920,777
  1,000,000         4.500%, 12/01/41                                     804,770
                                                                  --------------
                                                                       4,548,070
              KANSAS -- 0.1%
    175,000   Fredonia, Temporary Notes GO, Series 1
                    4.375%, 08/01/10                                     176,355
    175,000   Shawnee, Multi-Family Housing
                 Authority RB, Thomasbrook
                 Apartments, Series A, AMT, FNMA
                    5.250%, 10/01/14                                     175,901
                                                                  --------------
                                                                         352,256
              KENTUCKY -- 0.3%
  1,725,000   Marshall County, Public Property
                 Corporation RB, Courthouse Facility
                 Project
                    5.250%, 03/01/23                                   1,814,924
                                                                  --------------
              LOUISIANA -- 4.0%
    180,000   Calcasieu Parish, Public Transportation
                 Authority RB, Single-Family
                 Mortgage, Series A, AMT, GNMA,
                 FNMA
                    5.850%, 10/01/32                                     182,160
  4,919,677   Denham Springs-Livingston, Housing
                 & Mortgage Financial Authority RB,
                 Mortgage-Backed Securities
                 Program, GNMA, FNMA, FHLMC
                    5.000%, 11/01/40                                   4,813,068
  4,489,000   Houma-Terrebonne, Public Financing
                 Authority RB, Mortgage-Backed
                 Securities Program, GNMA, FNMA,
                 FHLMC
                    5.150%, 12/01/40                                   4,383,015
    420,000   Local Government RB, Environmental
                 Facilities & Community Development
                 Authority, Series 2003-D,
                 Pre-Refunded @ 102 (6)
                    8.500%, 06/01/13                                     522,093
  2,535,000   State Housing Financial Agency RB,
                 Multi-Family Housing Revenue,
                 Plantation Apartments Project,
                 Series A, FNMA, Mandatory Put (4)
                    4.100%, 04/15/37                                   2,509,929
  2,225,000   State Housing Financial Agency RB,
                 Section 8-202 Project, Series A
                    4.750%, 12/01/31                                   2,189,311

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  1,085,000   State Housing Financial Agency RB,
                 Single-Family Home Ownership Program,
                 Series A-2, AMT, GNMA, FNMA
                    5.800%, 06/01/36                                   1,106,418
  1,880,000   State Housing Financial Agency RB,
                 Single-Family Housing Revenue,
                 Home Ownership Program,
                 Series B-2, AMT, GNMA, FNMA,
                 FHLMC
                    4.600%, 12/01/14                                   1,881,636
  1,050,000   State Public Facilities Authority RB,
                 FHA Insured Mortgage, Baton Rouge
                 General Medical Center, MBIA
                    5.250%, 07/01/24                                   1,061,644
    925,000   State Public Facilities Authority RB,
                 Pennington Medical
                 Foundation Project
                    4.000%, 07/01/11                                     924,473
  4,800,000   State Public Facilities Authority RB,
                 Tulane University Project,
                 Series A-2, MBIA (1)
                    2.492%, 02/15/36                                   3,840,000
                                                                  --------------
                                                                      23,413,747
              MASSACHUSETTS -- 0.8%
    230,000   State Development Finance
                 Agency RB, Curry College,
                 Series A, ACA
                    3.875%, 03/01/15                                     218,394
    465,000   State Development Finance
                 Agency RB, Dexter School Project
                    4.500%, 05/01/27                                     437,970
    545,000   State Development Finance
                 Agency RB, Seven Hills Foundation
                 & Affiliates, RADIAN
                    4.500%, 09/01/16                                     520,513
    515,000   State Health & Educational Facilities
                 Authority RB, Cape Cod Healthcare,
                 Series C, RADIAN
                    5.250%, 11/15/17                                     517,436
    625,000   State Health & Educational Facilities
                 Authority RB, Mass General
                 Hospital, Series F, AMBAC
                    6.250%, 07/01/12                                     667,762
    932,000   State Health & Educational Facilities
                 Authority RB, Nichols College Issue,
                 Series C
                    6.000%, 10/01/17                                     951,796
  1,610,000   State Housing Financial Agency GO,
                 HUD, ETM (2)
                    6.930%, 02/01/23                                     612,235
    405,000   State Housing Financial Authority RB,
                 Series D
                    4.200%, 12/01/10                                     415,732
                                                                  --------------
                                                                       4,341,838

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              MICHIGAN -- 1.5%
  2,710,000   Kalamazoo, Hospital Finance
                 Authority RB, Borgess Medical
                 Center, Series A, AMBAC, ETM
                    5.625%, 06/01/14                                   2,890,080
     10,000   State Hospital Finance Authority RB,
                 Charity Obligatory Group,
                 Series A, ETM
                    5.000%, 11/01/19                                      10,270
     45,000   State Hospital Finance Authority RB,
                 Daughters of Charity Hospital, ETM
                    5.250%, 11/01/10                                      45,102
     10,000   State Hospital Finance Authority RB,
                 Mercy Health Services, MBIA, ETM
                    5.750%, 08/15/26                                      10,068
     45,000   State Hospital Finance Authority RB,
                 Mercy Health Services, Series Q,
                 AMBAC, ETM
                    5.375%, 08/15/26                                      45,064
     70,000   State Hospital Finance Authority RB,
                 Saint John Hospital, AMBAC, ETM
                    5.250%, 05/15/26                                      70,090
              State Hospital Finance Authority RB,
                 Saint Johns Hospital, Series A,
                 AMBAC, ETM
    525,000         6.000%, 05/15/13                                     545,129
     25,000         5.750%, 05/15/16                                      25,970
    865,000   State Strategic Fund, Solid Waste
                 Disposal RB, Limited Obligatory
                 Waste Management, AMT
                    4.500%, 12/01/13                                     796,431
  5,700,000   State University RB, Series B,
                 AMBAC (1)
                    2.452%, 02/15/37                                   4,089,750
                                                                  --------------
                                                                       8,527,954
              MINNESOTA -- 0.5%
    795,000   Burnsville, Hospital System RB,
                 Fairview Community Hospitals,
                 ETM (2)
                    4.832%, 05/01/12                                     652,512
     15,000   Coon Rapids, Hospital RB, Health
                 Central, ETM
                    7.625%, 08/01/08                                      15,000
  1,912,160   Minneapolis Saint Paul, Housing
                 Financial Board RB, Single-Family
                 Mortgage, Mortgage-Backed City
                 Living, Series A-5, GNMA, FNMA,
                 FHLMC
                    5.450%, 04/01/27                                   1,975,319
     66,000   Minneapolis, Community
                 Development Agency RB, BIG, ETM
                    8.875%, 11/01/11                                      73,129
                                                                  --------------
                                                                       2,715,960

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              MISSISSIPPI -- 0.6%
    310,000   Horn Lake SA, Desoto Commons,
                 AMBAC
                    5.000%, 04/15/17                                     323,913
  1,200,000   Meridian, Housing Authority RB,
                 Series A, AMT (9)
                    5.000%, 09/01/15                                   1,236,264
    655,000         5.000%, 09/01/25                                     604,650
  1,000,000   Perry County, Pollution Control RB,
                 Leaf River Forest Project, ETM
                    5.200%, 10/01/12                                   1,084,300
                                                                  --------------
                                                                       3,249,127
              MISSOURI -- 5.0%
    690,000   Boone County, Industrial Development
                 Authority RB, Otscon Project,
                 Mandatory Put, AMT, (LOC: Boone
                 County National Bank) (1)(4)
                    4.750%, 05/01/18                                     650,974
    825,000   Brentwood, Tax Increment TA,
                 Brentwood Pointe Project
                    4.500%, 05/01/23                                     746,196
    715,000   Brentwood, Tax Increment TA,
                 Brentwood Square Project
                    4.500%, 05/01/22                                     728,442
  1,430,000   Hannibal, Industrial Development
                 Authority Tax, Stardust-Munger
                 Project
                    4.700%, 04/15/23                                   1,357,027
              Ozark Centre, Transportation
                 Development District RB
    175,000         5.375%, 09/01/32                                     150,623
    200,000         4.875%, 09/01/24                                     172,798
              Raytown Annual,
                 Appropriation-Supported Tax RB,
                 Live Redevelopment Plan Project 1
    250,000         5.000%, 12/01/13                                     262,463
  1,055,000         5.000%, 12/01/14                                   1,108,330
    765,000         5.000%, 12/01/16                                     795,493
  1,750,000         5.125%, 12/01/25                                   1,750,490
  1,675,000         5.000%, 12/01/21                                   1,680,829
  1,000,000         5.000%, 12/01/22                                     999,930
  5,050,000         4.750%, 12/01/27                                   4,780,532
              Ritenour School District Educational
                 Facilities Authority RB
    400,000         5.000%, 03/01/22                                     385,464
    135,000         4.750%, 03/01/16                                     133,978
    140,000         4.750%, 03/01/17                                     137,575
    130,000         4.625%, 03/01/15                                     129,267
    110,000         4.500%, 03/01/12                                     110,013

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              Ritenour School District Educational
                 Facilities Authority RB (continued)
    115,000         4.500%, 03/01/13                                     115,000
     80,000         4.375%, 03/01/10                                      80,046
    110,000         4.375%, 03/01/11                                     110,026
     50,000         4.250%, 03/01/09                                      50,039
              State Development Finance Board
                 Infrastructure Facilities RB, Branson
                 Landing Project, Series A
    180,000         4.250%, 06/01/13                                     174,782
    100,000         4.125%, 06/01/12                                      97,537
    125,000   State Development Finance Board
                 Infrastructure Facilities RB,
                 Branson Landing Project, Series A
                    5.375%, 12/01/22                                     119,047
    310,000   State Development Finance Board
                 Infrastructure Facilities TA, Drumm
                 Farm Project, Series D
                    4.250%, 04/01/17                                     300,576
    430,000   State Development Finance Board
                 Infrastructure Facilities RB, Drumm
                 Farm Project
                    4.625%, 03/01/20                                     413,922
              State Development Finance Board
                 Infrastructure Facilities TA, Eastland
                 Center Project, Series A
    455,000         5.000%, 04/01/11                                     471,507
    825,000         5.000%, 04/01/12                                     857,686
    395,000         5.000%, 04/01/17                                     405,029
    550,000         5.000%, 04/01/20                                     550,732
              State Development Finance Board
                 Infrastructure Facilities TA, Hartman
                 Heritage Project, Series B
    510,000         5.000%, 04/01/18                                     518,940
    360,000         5.000%, 04/01/20                                     360,479
              State Development Finance Board
                 Infrastructure Facilities TA, Santa Fe
                 Project, Series C (3)
  2,000,000         6.096%, 04/01/23                                   1,978,120
    560,000         5.746%, 04/01/16                                     571,458
    530,000         5.696%, 04/01/15                                     544,156
    500,000         5.646%, 04/01/14                                     513,745
    475,000         5.515%, 04/01/13                                     486,125
    500,000   State Development Finance Board
                 Infrastructure Facilities TA, Triumph
                 Foods Project, Series A
                    5.250%, 03/01/25                                     502,895
    325,000   State Health & Educational Facilities
                 Authority RB, Maryville
                 University of Saint Louis Project,
                 Pre-Refunded @ 100 (6)
                    6.750%, 06/15/10                                     350,292

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  1,455,000   State Health & Educational Facilities
                 Authority RB, Park Lane Medical
                 Center, Series A, MBIA, ETM
                    5.600%, 01/01/15                                   1,551,292
    170,000   State Housing Development
                 Community RB, Single-Family
                 Homeowner Loan Program,
                 Series A-1, GNMA
                    5.000%, 03/01/17                                     173,607
  1,655,000   State Transportation Sales Tax RB,
                 Transportation Development District,
                 Interstates 470 & 350, Refinancing &
                 Improvement, RADIAN
                    4.600%, 06/01/29                                   1,581,816
                                                                  --------------
                                                                      28,959,278
              MONTANA -- 1.0%
  6,120,000   Forsyth, Pollution Control RB,
                 Northwestern Colstrip, AMBAC
                    4.650%, 08/01/23                                   5,784,563
    130,000   State Board of Investment RB, Payroll
                 Tax Workers Compensation Project,
                 MBIA, ETM
                    6.875%, 06/01/11                                     136,944
                                                                  --------------
                                                                       5,921,507
              NEBRASKA -- 0.2%
    110,000   Nebhelp RB, Jr-Sub-Series A-6,
                 AMT, MBIA
                    6.400%, 06/01/13                                     113,726
      5,000   Scotts Bluff County, Hospital
                 Authority No. 1 RB, Regional West
                 Medical Center
                    6.375%, 12/15/08                                       5,015
              State Educational Finance
                 Authority RB, Dana College,
                 Series A
    200,000         4.500%, 03/15/13                                     181,042
    195,000         4.500%, 03/15/14                                     172,230
    180,000         4.350%, 03/15/12                                     166,091
              State Educational Finance
                 Authority RB, Dana College,
                 Series D
     40,000         4.450%, 03/15/11                                      37,911
    170,000         5.400%, 03/15/25                                     136,109
    240,000         5.200%, 03/15/20                                     199,291
     50,000         4.950%, 03/15/16                                      43,298
     50,000         4.850%, 03/15/15                                      43,940
     45,000         4.700%, 03/15/13                                      41,085
     50,000         4.700%, 03/15/14                                      44,619
     45,000         4.550%, 03/15/12                                      41,808
                                                                  --------------
                                                                       1,226,165

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              NEVADA -- 0.2%
  1,356,171   Rural Housing Authority RB,
                 Single-Family Housing, Series A,
                 AMT, GNMA, FNMA
                    5.250%, 08/01/38                                   1,392,164
                                                                  --------------
              NEW HAMPSHIRE -- 0.4%
  2,245,000   Claremont GO
                    6.000%, 08/15/17                                   2,345,935
    185,000   State Health & Education Facilities
                 Authority RB, Speare Memorial
                 Hospital
                    5.000%, 07/01/12                                     187,749
                                                                  --------------
                                                                       2,533,684
              NEW JERSEY -- 3.9%
    150,000   Burlington County Bridge
                 Commission RB, Government
                 Leasing Program,
                 Pre-Refunded @ 100 (6)
                    5.250%, 08/15/12                                     163,431
              Lake Como Boro GO
     38,000         4.400%, 07/15/09                                      38,731
     40,000         4.400%, 07/15/10                                      41,126
     40,000         4.400%, 07/15/11                                      41,197
     40,000         4.400%, 07/15/12                                      41,129
     40,000         4.400%, 07/15/13                                      41,018
     40,000         4.400%, 07/15/14                                      40,923
     40,000         4.400%, 07/15/15                                      40,678
     40,000         4.400%, 07/15/16                                      40,382
    855,000   State Economic Development
                 Authority RB, Wanaque
                 Convalescent Center Project,
                 Series A, (LOC: Sovereign Bank)
                    3.750%, 02/15/12                                     855,342
              State Health Care Facilities Financing
                 Authority RB, Allegany Health System,
                 Our Lady of Lourdes, MBIA, ETM
     30,000         5.200%, 07/01/18                                      31,421
    170,000         5.125%, 07/01/13                                     177,142
     40,000   State Health Care Facilities RB,
                 Community Memorial Hospital
                 Toms River, ETM
                    6.750%, 07/01/09                                      41,709
              State Higher Education Assistance
                 Authority RB, Series A, AMT,
                 AMBAC
    990,000         5.200%, 06/01/13                                     991,653
  1,055,000         4.950%, 06/01/10                                   1,059,885
 16,270,000   Tobacco Settlement Authority RB
                    6.375%, 06/01/32                                  18,134,054
              Woodlynne GO
     40,000         4.625%, 08/01/08                                      40,000
     50,000         4.625%, 08/01/09                                      51,219
     50,000         4.625%, 08/01/10                                      51,872

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              Woodlynne GO
     50,000         4.625%, 08/01/11                                      52,064
     60,000         4.625%, 08/01/12                                      62,570
     60,000         4.625%, 08/01/13                                      62,588
     60,000         4.625%, 08/01/14                                      62,102
     70,000         4.625%, 08/01/15                                      72,135
     70,000         4.625%, 08/01/16                                      71,721
     70,000         4.625%, 08/01/17                                      71,196
     72,000         4.625%, 08/01/18                                      72,793
                                                                  --------------
                                                                      22,450,081
              NEW MEXICO -- 0.0%
     45,000   State Mortgage Finance Authority RB,
                 Single-Family Mortgage, Series B-2,
                 AMT, GNMA, FNMA, FHLMC
                    5.550%, 01/01/30                                      45,860
                                                                  --------------
              NEW YORK -- 4.5%
  3,600,000   Amherst, Industrial Development
                 Agency RB, Civic Facilities, Daemen
                 College Project, Series A,
                 Pre-Refunded @ 102 (6)
                    6.125%, 10/01/11                                   4,034,268
              Freeport GO
    100,000         4.500%, 08/01/09                                     102,598
    100,000         4.500%, 08/01/10                                     103,969
    100,000         4.500%, 08/01/11                                     104,624
    100,000         4.500%, 08/01/12                                     104,806
    125,000         4.500%, 08/01/13                                     131,185
    125,000         4.500%, 08/01/14                                     131,042
    125,000         4.500%, 08/01/15                                     130,139
    125,000         4.500%, 08/01/16                                     129,546
    150,000   Hempstead Town, Industrial
                 Development Agency RB, Adelphi
                 University Civic Facilities
                    5.250%, 02/01/13                                     154,261
    500,000   Highland Hospital RB, Rochester,
                 GO (3)
                    5.150%, 08/01/08                                     500,000
    115,000   Metropolitan Transportation
                 Authority RB, Commuter Facilities,
                 Series B, AMBAC, ETM
                    5.125%, 07/01/24                                     116,334
              Metropolitan Transportation
                 Authority RB, Commuter Facilities,
                 Series D, MBIA, ETM
     45,000         5.125%, 07/01/22                                      47,511
    470,000         5.000%, 07/01/12                                     489,387
     25,000         4.900%, 07/01/10                                      25,174
     75,000   Metropolitan Transportation
                 Authority RB, Dedicated Tax Fund,
                 Series A, FGIC, ETM
                    5.250%, 04/01/14                                      75,910

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              Metropolitan Transportation
                 Authority RB, Grand Central
                 Terminal - 2, AMT, FSA, ETM
    100,000         5.500%, 07/01/12                                     100,258
     55,000         5.400%, 07/01/11                                      55,136
    100,000   Metropolitan Transportation
                 Authority RB, Service Contract,
                 Series Q, AMBAC, ETM
                    5.125%, 07/01/12                                     100,702
    375,000   Metropolitan Transportation
                 Authority RB, Service Contract,
                 Series R, ETM
                    5.500%, 07/01/11                                     379,736
              State Dormitory Authority RB,
                 Concord College Nursing Home,
                 GNMA
    810,000         4.150%, 08/15/17                                     797,332
  3,605,000         5.500%, 02/15/30                                   3,644,006
  4,500,000   State Dormitory Authority RB, Non
                 State Supported Debt, Cabrini
                 College Westchester, GNMA
                    5.200%, 02/15/41                                   4,570,200
  4,800,000   State Dormitory Authority RB, Non
                 State Supported Debt, Saint Lukes
                 Roosevelt Hospital, FHA
                    4.800%, 08/15/25                                   4,713,312
  1,550,000   State Dormitory Authority RB, School
                 District Financing Program, Series D,
                 MBIA
                    5.500%, 10/01/17                                   1,660,143
    200,000   State Environmental Facilities RB,
                 Corporate Pollution Control, Water
                 Revolving Fund, Series D, ETM
                    5.000%, 06/15/12                                     208,960
              State Housing Finance Agency RB,
                 Capitol Green Apartments, Series B,
                 AMT, FNMA
    500,000         4.375%, 11/15/17                                     472,880
  1,000,000         4.200%, 11/15/14                                     978,100
    960,000   State Housing Finance Agency RB,
                 Multi-Family Housing, Highland
                 Avenue Apartments, Series A, AMT,
                 SONYMA
                    4.700%, 02/15/17                                     978,010
     40,000   State Urban Development RB, Capital
                 Appreciation, MBIA (2)
                    2.261%, 01/01/11                                      35,194
     55,000   State Urban Development RB, Capital
                 Appreciation, Series O, FSA (2)
                    2.814%, 01/01/11                                      48,469

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
    150,000   State Urban Development RB, Capital
                 Appreciation (2)
                    3.005%, 01/01/11                                     132,847
    500,000   Triborough Bridge & Tunnel
                 Authority RB, General Purpose,
                 Series A, MBIA, ETM
                    5.000%, 01/01/24                                     500,935
    590,000   Triborough Bridge & Tunnel
                 Authority RB, General Purpose,
                 Series A, ETM
                    5.000%, 01/01/24                                     590,926
     50,000   Triborough Bridge & Tunnel
                 Authority RB, General Purpose,
                 Series B, ETM
                    5.100%, 01/01/10                                      50,551
                                                                  --------------
                                                                      26,398,451
              NORTH CAROLINA -- 0.1%
    205,000   Mecklenburg County, Multi-Family
                 Housing RB, Little Rock
                 Apartments, AMT, FNMA
                    3.500%, 01/01/12                                     205,000
    235,000   State Medical Care Community
                 Hospital RB, Saint Joseph Hospital
                 Project, AMBAC, ETM
                    5.100%, 10/01/14                                     235,435
                                                                  --------------
                                                                         440,435
              NORTH DAKOTA -- 0.1%
              State Housing Finance Agency RB,
                 Housing Finance Program Home
                 Mortgage, Series B, AMT
    250,000         4.125%, 07/01/11                                     250,663
    210,000         4.000%, 07/01/10                                     210,470
                                                                  --------------
                                                                         461,133
              OHIO -- 3.7%
              Buckeye, Tobacco Settlement RB,
                 Asset-Backed Senior Turbo,
                 Series A-2
  9,050,000         6.000%, 06/01/42                                   7,511,952
  2,000,000         5.875%, 06/01/30                                   1,724,000
    261,386   Columbus, Independence
                 Assessment SA (9)
                    4.250%, 12/06/17                                     258,048
    266,813   Columbus, Maize Morse Area SA (9)
                    4.250%, 12/06/17                                     263,406
    150,000   Columbus, Sewer Improvement
                 Bonds GO, ETM
                    6.000%, 09/15/11                                     150,994
    229,280   Columbus, Strimple Kilbourne SA (9)
                    4.250%, 12/06/17                                     226,352
  2,080,000   Cuyahoga County GO, MBIA
                    5.600%, 05/15/13                                   2,217,010
    270,000   Germantown, Public Infrastructure GO,
                 Hickory Point
                    4.600%, 12/01/15                                     269,719

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              Higher Education Facilities RB,
                 Kenyon College Project
  2,500,000         4.850%, 07/01/37                                   2,601,550
  1,000,000         4.700%, 07/01/37                                   1,035,000
  2,335,000   State Economic Development RB,
                 Heath Grains Bakery (3)(7)(8)(9)
                    5.840%, 12/01/25                                   2,414,624
  1,080,000   State Housing Finance Agency
                 Mortgage RB, Residential
                 Mortgage-Backed Securities,
                 Series E, AMT, GNMA, FNMA
                    4.625%, 09/01/16                                   1,057,514
  1,915,000   Summit County, Port Authority
                 Board RB, Cavaliers Practice,
                 Series D (3)
                    6.250%, 05/15/26                                   1,854,429
    100,000   Wood County, Industrial
                 Development RB, Schutz Container
                 Systems Project, Series B, AMT,
                 (LOC: Bayerische Hypo-und
                 Vereinsbank) (1)
                    7.125%, 06/01/13                                     103,042
                                                                  --------------
                                                                      21,687,640
              OKLAHOMA -- 1.7%
              McAlester Public Works Authority RB,
                 Series B (3)
  1,195,000         7.100%, 09/01/18                                   1,205,899
    515,000         7.000%, 09/01/17                                     519,125
    485,000         6.900%, 09/01/16                                     489,588
    455,000         6.800%, 09/01/15                                     459,582
    430,000   State Housing Finance Agency RB,
                 Single-Family Mortgage, Home
                 Ownership Loan Program, Series B,
                 AMT, GNMA, FNMA, FHLMC
                    4.250%, 09/01/25                                     430,464
     90,000   Tulsa County, Home Finance
                 Authority RB, Single-Family
                 Mortgage, FGIC, ETM
                    6.900%, 08/01/10                                      93,735
              Tulsa, Industrial Authority TA,
                 Series A (3)
  1,500,000         7.020%, 01/01/12                                   1,553,595
  2,500,000         7.350%, 01/01/17                                   2,575,650
              Tulsa, Industrial Authority TA,
                 Series B (3)
    175,000         6.970%, 07/01/11                                     182,180
  2,500,000         7.300%, 07/01/16                                   2,533,125
                                                                  --------------
                                                                      10,042,943

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              OREGON -- 0.2%
    710,000   Portland Housing Authority RB, New
                 Columbia Development, Capital
                 Funding Program, AMT
                    4.300%, 10/01/15                                     705,229
    370,000   State Facilities Authority RB, College
                 Inn Student Housing, Series B
                    6.250%, 07/01/11                                     367,843
                                                                  --------------
                                                                       1,073,072
              PENNSYLVANIA -- 11.7%
              Abington Township, Municipal
                 Authority RB, Marywood University
                 Project, RADIAN
    705,000         4.450%, 06/01/20                                     640,845
    730,000         4.450%, 06/01/21                                     655,810
    675,000         4.400%, 06/01/19                                     620,764
    650,000         4.250%, 06/01/18                                     598,643
     60,000   Allegheny County, Hospital
                 Development Authority RB,
                 Pittsburgh Mercy Health Systems,
                 AMBAC, ETM
                    5.625%, 08/15/26                                      60,092
  5,000,000   Allegheny County, Hospital
                 Development Authority RB,
                 University of Pittsburgh Medical
                 Center, Series A-1 (1)
                    2.745%, 02/01/37                                   3,637,500
              Allegheny County, Redevelopment
                 Authority TA, Waterfront Project,
                 Series B
    125,000         4.250%, 12/15/12                                     127,206
    160,000         4.000%, 12/15/10                                     162,566
    165,000         4.000%, 12/15/11                                     167,277
              Allegheny County, Residential Finance
                 Authority RB, Single-Family
                 Mortgage, Series VV, AMT, GNMA,
                 FNMA
  1,295,000         4.900%, 11/01/27                                   1,145,699
  2,330,000         4.800%, 11/01/22                                   2,163,172
     10,000   Berks County GO, Second Series, MBIA
                    3.300%, 11/15/09                                      10,125
    400,000   Chester, Upland School District GO
                    4.200%, 05/15/13                                     404,424
    970,000   Chester, Upland School District GO,
                 XLCA
                    4.850%, 09/15/16                                   1,004,493
     80,000   Dauphin County, General
                 Authority RB, Hapsco-Western
                 Pennsylvania Hospital Project,
                 Series A-1, MBIA, ETM
                    5.500%, 07/01/13                                      85,298
  1,660,000   Delaware County, Hospital Revenue
                 Authority RB, Crozer Keystone
                 Obligation Group, Series A
                    5.000%, 12/15/19                                   1,538,671

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
 17,000,000   Delaware Valley Regional Financial
                 Authority RB, Series C, (1)
                    2.541%, 06/01/37                                  12,750,000
  1,525,000   Harrisburg, Parking Authority RB,
                 Series R, XLCA
                    4.250%, 05/15/21                                   1,368,215
     40,000   Hempfield, School District GO, ETM
                    7.200%, 10/15/09                                      41,364
    185,000   Lancaster County, School District GO,
                 Series A, FSA
                    4.000%, 06/01/20                                     179,986
  2,650,000   Lehigh County, General Purpose
                 Authority RB, St. Lukes Hospital
                 Bethlehem (1)
                    2.813%, 08/15/42                                   1,768,875
              Monroe County Hospital
                 Authority RB, Pocono Medical
                 Center
    620,000         5.000%, 01/01/14                                     627,893
    310,000         5.000%, 01/01/17                                     305,803
  4,005,000   Montgomery County Industrial
                 Development Authority RB,
                 Montenay Project, Series A, MBIA
                    5.250%, 11/01/13                                   4,321,315
  1,500,000   Philadelphia, Authority for Industrial
                 Development RB, Commercial
                 Development, Red Lion, Mandatory
                 Put, AMT, (LOC: PNC Bank, NA) (4)
                    4.500%, 12/01/16                                   1,500,555
    585,000   Philadelphia, Authority for Industrial
                 Development RB, Russell Byers
                 Charter School, Series A
                    4.900%, 05/01/17                                     556,382
     95,000   Philadelphia, Authority for Industrial
                 Development RB, Russell Byers
                 Charter School, Series B (3)
                    6.625%, 05/01/09                                      96,129
    930,000   Philadelphia, Multi-Family Housing
                 Redevelopment Authority RB,
                 Pavilion Apartments Project,
                 Series A, AMT, HUD Section 236
                    4.250%, 10/01/16                                     928,717
    500,000   Philadelphia, School District GO,
                 Series D, FSA
                    5.000%, 06/01/15                                     532,535
  4,785,000   Scranton, Redevelopment
                 Authority RB, RADIAN (3)
                    6.100%, 11/01/24                                   4,226,543
    900,000   State Economic Development
                 Financing Authority RB, York Water
                 Project, Series A, AMT, XLCA
                    5.000%, 04/01/16                                     888,561

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
    755,000   State Higher Educational Facilities
                 Authority RB, Allegheny Delaware
                 Valley Obligation, Series A, MBIA
                    5.700%, 11/15/11                                     753,588
              State Higher Educational Facilities
                 Authority RB, Association of
                 Independent Colleges & Universities,
                 Gwynedd-Mercy College Project,
                 Series 2007 GG5, RADIAN
    405,000         4.125%, 05/01/12                                     399,925
    375,000         4.000%, 05/01/10                                     375,315
    390,000         4.000%, 05/01/11                                     387,906
              State Higher Educational Facilities
                 Authority RB, Indiana University,
                 Series A, XLCA (1)
 14,250,000         2.520%, 07/01/39                                   9,939,375
  8,155,000         2.470%, 07/01/27                                   5,953,150
    310,000   State Higher Educational Facilities
                 Authority RB, St. Francis
                 Independent Colleges-Universities
                    5.000%, 11/01/11                                     318,553
  5,090,000   State Turnpike Commission Oil
                 Franchise RB, Series A, AMBAC, ETM
                    5.000%, 12/01/15                                   5,183,045
  1,610,000   State University RB, GO of University
                    5.000%, 09/01/24                                   1,656,336
                                                                  --------------
                                                                      68,082,651
              RHODE ISLAND -- 0.5%
  1,575,000   Providence Housing Authority RB,
                 New Canonchet Project, Series A,
                 AMT, GNMA
                    5.000%, 07/01/38                                   1,339,868
     55,000   State Depositors Economic
                 Protection RB, Series B, MBIA,
                 ETM
                    6.000%, 08/01/17                                      60,095
    180,000   State Health & Educational Building
                 Authority RB, Capital Appreciation,
                 Series B, BIG (2)
                    3.335%, 11/01/12                                     142,774
              Woonsocket, Housing Authority RB,
                 Capital Funds Housing Project
    385,000         4.500%, 09/01/10                                     400,019
    400,000         4.500%, 09/01/11                                     417,680
    420,000         4.500%, 09/01/12                                     440,454
                                                                  --------------
                                                                       2,800,890
              SOUTH CAROLINA -- 1.1%
    385,000   Greenville County, Airport RB,
                 Donaldson Industrial Air Park
                 Project, AMT
                    6.125%, 10/01/17                                     372,068
              Lee County School Facilities RB,
                 Series 2006, RADIAN
  1,000,000         6.000%, 12/01/21                                   1,019,220
  1,650,000         6.000%, 12/01/22                                   1,681,713

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
    180,000   Piedmont, Municipal Power
                 Agency RB, Capital Appreciation,
                 Series A, AMBAC (2)
                    4.823%, 01/01/15                                     124,990
              State Educational Facilities
                 Authority RB, Non-Profit
                 Institutions, Wofford College,
                 Series A
    360,000         4.500%, 04/01/20                                     347,296
    375,000         4.500%, 04/01/21                                     357,877
    750,000         4.500%, 04/01/30                                     673,192
    330,000         4.250%, 04/01/18                                     319,549
    345,000         4.250%, 04/01/19                                     330,117
  1,160,000   State Jobs-Economic Development
                 Authority RB, Palmetto Health,
                 Series C, Pre-Refunded @ 100 (6)
                    6.875%, 08/01/13                                   1,352,096
                                                                  --------------
                                                                       6,578,118
              SOUTH DAKOTA -- 0.2%
    980,000   Heartland Consumers Power
                 District RB, ETM
                    7.000%, 01/01/16                                   1,101,197
                                                                  --------------
              TENNESSEE -- 0.6%
    455,000   Nashville & Davidson Counties,
                 Metropolitan Government Cab
                 Converter RB, FGIC
                    7.700%, 01/01/12                                     497,320
    500,000   Nashville & Davidson Counties,
                 Metropolitan Government Health &
                 Educational Facilities Board RB,
                 Open Arms Development Center,
                 RADIAN
                    5.100%, 08/01/16                                     494,255
   1,500,000  Nashville & Davidson Counties,
                 Multi-Family Housing RB, River
                 Retreat, Series A, FNMA
                    4.750%, 11/01/26                                   1,316,295
              State School Board Authority RB,
                 Series B (11)
     40,000         5.250%, 05/01/10                                      40,290
  1,275,000         5.000%, 05/01/09                                   1,284,601
     50,000   Wilson County Health & Educational
                 Facilities Board RB, University
                 Medical Center, ETM
                    8.375%, 08/01/08                                      50,000
                                                                  --------------
                                                                       3,682,761
              TEXAS -- 7.5%
  2,020,000   Allen, Independent School District GO,
                 Capital Appreciation, PSF,
                 Pre-Refunded @ 40.017 (2)(6)
                    6.827%, 02/15/10                                     776,549

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  2,025,000   Allen, Independent School District GO,
                 Capital Appreciation, PSF,
                 Pre-Refunded @ 42.722 (2)(6)
                    6.778%, 02/15/10                                     831,080
    110,000   Brownsville GO, Capital Appreciation,
                 AMBAC (2)
                    3.389%, 02/15/11                                      95,998
              Canton Independent School
                 District GO, School Building
                 Authority, PSF
    625,000         4.600%, 02/15/23                                     621,062
    375,000         4.500%, 02/15/21                                     375,229
  4,432,133   Central Texas, Single-Family Housing
                 Financial Corporation RB,
                 Mortgage-Backed Securities
                 Program, Series A-1, AMT, GNMA,
                 FNMA
                    5.150%, 12/01/39                                   4,137,042
    985,000   Commerce Independent School
                 District GO, School Building
                 Authority, PSF
                    4.500%, 08/15/21                                     983,444
              Fort Bend County, Municipal Utility
                 District No. 23 GO, FGIC
     45,000         6.500%, 09/01/08                                      45,153
     65,000         6.500%, 09/01/09                                      67,655
     70,000         6.500%, 09/01/10                                      74,816
     45,000         6.500%, 09/01/11                                      49,012
     95,000         5.000%, 09/01/16                                      97,523
    250,000   Greater Greenspoint, Redevelopment
                 Authority RB, Tax Increment
                 Contract, RADIAN
                    5.250%, 09/01/10                                     257,035
    155,000   Harris County, Health Facilities
                 Development RB, St. Lukes
                 Episcopal Hospital Project, ETM
                    6.625%, 02/15/12                                     155,741
  7,475,000   Harris County RB, Series B,
                 AMBAC (1)
                    2.463%, 08/15/35                                   5,961,312
    100,000   Houston, Airport System RB, Series A,
                 AMT, FGIC
                    5.000%, 07/01/19                                      95,498
     95,000   Houston, Airport System RB, ETM
                    7.600%, 07/01/10                                     101,424
     10,000   Houston, Sewer System RB,
                 FGIC, ETM
                    6.375%, 10/01/08                                      10,067
              Howard County GO, RADIAN
    335,000         4.000%, 02/15/14                                     325,583
    375,000         4.000%, 02/15/17                                     346,849
    200,000         4.000%, 02/15/18                                     181,284

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              Lewisville, Combination Contract SA,
                 Refunding & Capital Improvement,
                 Lewisville Castle Hills Public
                 Improvement-District 2, ACA (9)
  3,545,000         5.625%, 09/01/17                                   3,500,227
  2,000,000         5.875%, 09/01/22                                   1,892,740
  7,030,000   Matagorda County Hospital
                 District RB, FHA
                    4.450%, 08/15/27                                   6,350,129
              Retama, Development Corporate
                 Special Facilities RB, Retama
                 Racetrack, ETM (3)
  2,000,000         10.000%, 12/15/17                                  2,798,200
    500,000         8.750%, 12/15/11                                     580,970
              San Leanna Higher Educational
                 Facilities RB, Saint Edwards
                 University Project
  1,165,000         5.000%, 06/01/16                                   1,188,370
    500,000         5.000%, 06/01/17                                     505,770
    500,000         5.000%, 06/01/19                                     498,310
     50,000   Sendero, Public Facilities RB, Crown
                 Meadows Project, Series A, FHLMC
                    4.250%, 06/01/13                                      51,213
              Sienna, Plantation Levee Improvement
                 District GO, FSA
    430,000         4.750%, 09/01/23                                     430,752
    450,000         4.750%, 09/01/24                                     449,482
  1,500,000   South Lake GO, Pre-Refunded @ 26.765,
                 AMBAC (2)(6)
                    7.212%, 02/15/09                                     396,960
  3,145,000   South Lake GO, Pre-Refunded @ 32.616,
                 AMBAC (2)(6)
                    7.130%, 02/15/09                                   1,014,231
  1,155,000   State Department of Housing &
                 Community RB, Summit Point
                 Apartments, GNMA
                    4.800%, 06/20/18                                   1,123,145
  7,400,000   State Municipal Gas Acquisition &
                 Supply RB (1)
                    2.730%, 09/15/27                                   6,280,750
    745,000   Travis County, Health Facility
                 Development RB, Daughters of
                 Charity, MBIA, ETM
                    5.000%, 11/01/20                                     746,237
    440,647   West Central, Regional Housing
                 Financial RB, Mortgage-Backed
                 Securities Program, Series A, AMT,
                 GNMA, FNMA, FHLMC
                    5.350%, 12/01/39                                     413,428
                                                                  --------------
                                                                      43,810,270

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              UTAH -- 0.6%
     30,000   Intermountain Power Agency RB,
                 Series A, ETM
                    5.000%, 07/01/21                                      30,060
  1,295,000   State Housing Corporation,
                 Single-Family Mortgage RB,
                 Series C-1, Class III, AMT
                    4.850%, 07/01/27                                   1,282,465
    950,000   State Housing Corporation,
                 Single-Family Mortgage RB,
                 Series G-1, Class III, AMT
                    4.700%, 07/01/28                                     932,197
  1,000,000   Utah County Environmental RB,
                 Marathon Oil Project (1)
                    5.050%, 11/01/17                                   1,016,590
                                                                  --------------
                                                                       3,261,312
              VIRGINIA -- 0.1%
    710,000   Norfolk, Packaging Systems RB,
                 Series A, MBIA
                    4.000%, 02/01/19                                     677,461
                                                                  --------------
              WASHINGTON -- 0.0%
    285,637   Nooksack, Indian Tribe RB
                    5.500%, 02/23/11                                     283,946
                                                                  --------------
              WEST VIRGINIA -- 0.3%
    360,000   State Economic Development
                 Authority, Industrial Development,
                 Central Supply Project, AMT,
                 (LOC: BB&T)
                    5.500%, 05/15/10                                     364,306
  2,000,000   State Jobs Investment Trust Board RB,
                 Promissory Notes, Series D (2)(3)
                    7.413%, 07/31/13                                   1,532,980
                                                                  --------------
                                                                       1,897,286
              WISCONSIN -- 0.9%
  2,985,000   Franklin Solid Waste Disposal RB,
                 Waste Management Conversion,
                 AMT (1)
                    4.950%, 04/01/16                                   2,697,754
  1,365,000   Oshkosh, Industrial Development
                 Authority RB, Don Evans Project,
                 Mandatory Put, AMT,
                 (LOC: Marshall & Ilslay) (4)
                    5.500%, 12/01/21                                   1,366,542
     10,000   State Transportation RB, Series A
                    5.500%, 07/01/11                                      10,768
     60,000   Winnebago County, Promissory
                 Notes GO
                    4.375%, 04/01/12                                      61,359

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  1,000,000   Wisconsin Housing & Economic
                 Development Authority RB, Series C
                    4.750%, 09/01/12                                   1,016,790
                                                                  --------------
                                                                       5,153,213
                                                                  --------------
              TOTAL MUNICIPAL BONDS
                 (Cost $592,237,152)                                 554,664,619
                                                                  --------------
              CORPORATE OBLIGATIONS (3)(9)-- 0.5%
     20,876   IIS/Syska Holdings Energy (7)(8)
                    3.900%, 08/15/08                                      20,857
    250,000   Kidspeace National Centers of
                 Georgia, USDA (1)(7)(8)
                    6.300%, 12/01/28                                     265,073
    761,541   Landmark Leasing (7)(8)
                    6.200%, 10/01/22                                     804,686
  1,746,283   Niagara Elmwood
                    6.120%, 12/15/11                                   1,778,833
                                                                  --------------
              TOTAL CORPORATE OBLIGATIONS
                 (Cost $2,778,649)                                     2,869,449
                                                                  --------------

   Shares
-----------
              SHORT-TERM INVESTMENT -- 2.7%
 15,806,165   BlackRock Institutional Muni Fund
                 Portfolio, 2.170% (10)
                 (Cost $15,806,165)                                   15,806,165
                                                                  --------------
              TOTAL INVESTMENTS -- 98.6%
                 (Cost $610,821,966)*                                573,340,233
                                                                  --------------
              OTHER ASSETS LESS LIABILITIES -- 1.4%                    7,926,697
                                                                  --------------
              NET ASSETS -- 100.0%                                $  581,266,930
                                                                  ==============

* At July 31, 2008, the tax basis cost of the Fund's investments was $610,821,966, and the unrealized appreciation and depreciation of investments owned by the Fund were $3,923,551 and $(41,405,284), respectively.

(1)  Variable Rate Security -- Rate disclosed is as of July 31, 2008.

(2) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

(3)  Security is taxable.

(4) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.

(5) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed as of July 31, 2008.

(6)  Pre-Refunded Security -- The maturity date shown is the pre-refunded date.

(7)  Security considered restricted.

(8) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2008, the value of these securities amounted to $3,505,240, representing 0.6% of the net assets of the Fund.

(9)  Private Placement Security.

(10) The rate reported is the 7-day simple yield as of July 31, 2008.

(11) Economically Defeased Security.

AMT -- Income from security may be subject to alternative minimum tax. CA -- California
CIFG -- Cornell/Intel Faculty Group
COP -- Certificate of Participation

SCHRODER MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

ETM -- Escrowed to Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
HUD -- Department of Housing and Urban Development
LOC -- Letter of Credit
NA -- National Association
RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation
TAN -- Tax Anticipation Note

Guaranteed as to principal and interest by the organization identified below:

ACA -- American Capital Access
ADFA -- ADFA Guaranty
AMBAC -- American Municipal Bond Assurance Corporation
BIG -- BIG Guaranty
FGIC -- Financial Guarantee Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
PSF -- PSF Guaranty
RADIAN -- RADIAN Guaranty
SONYMA -- SONYMA Guaranty
USDA -- USDA Guaranty
XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RESTRICTED SECURITIES:

As of July 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition date of these investments, along with their costs and values as of July 31, 2008 were as follows:

                                                                                                  % OF NET
                                PRINCIPAL AMOUNT   ACQUISITION DATE      COST      MARKET VALUE    ASSETS
                                ----------------   ----------------   ----------   ------------   --------
IIS/Syska Holdings Energy
   3.900%, 08/15/08                $   20,876           2/26/00       $   20,825    $   20,857      0.0%
Kidspeace National Centers of
   Georgia, USDA
   6.300%, 12/01/28                   250,000            1/5/04          250,000       265,073      0.1
Landmark Leasing
   6.200%, 10/01/22                   761,541           12/9/04          761,541       804,686      0.1
State Economic Development
   RB, Heath Grains Bakery
   5.840%, 12/01/25                 2,335,000           7/31/06        2,258,529     2,414,624      0.4

SCHRODER SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              MUNICIPAL BONDS -- 93.5%
              ALABAMA -- 0.4%
    565,000   Montgomery Medical Clinic
                 Board RB, Jackson Hospital & Clinic
                    5.000%, 03/01/11                                     577,605
                                                                  --------------
              ARIZONA -- 0.5%
     35,000   Maricopa County, Hospital RB,
                 Intermediate Community-Sun City,
                 ETM
                    8.625%, 01/01/10                                      36,960
     44,000   Maricopa County, Hospital RB,
                 St. Lukes Hospital Medical Center
                 Project, ETM
                    8.750%, 02/01/10                                      46,822
    540,000   Maricopa County, Industrial
                 Development Authority RB,
                 Bal-Catholic West, Unrefunded,
                 Series A
                    5.000%, 07/01/16                                     540,410
    140,000   Pinal County Industrial Development
                 Authority, Correctional Facilities RB,
                 Florence West Prison, Series A, ACA
                    3.875%, 10/01/09                                     139,537
                                                                  --------------
                                                                         763,729
              ARKANSAS -- 3.5%
    200,000   Fayetteville, Sales & Use Tax RB, FSA
                    4.125%, 11/01/26                                     202,086
  1,210,000   Fayetteville, Sales & Use Tax RB,
                 Series A, FSA
                    4.000%, 11/01/21                                   1,231,611
    100,000   Little Rock, Library Construction
                 Improvement GO, Series A
                    4.350%, 03/01/24                                     100,018
    900,000   Marion, Sales & Use Tax RB, Capital
                 Improvement
                    4.850%, 09/01/32                                     868,599
     95,000   Rogers, Sales & Use Tax RB,
                 Series A, FGIC
                    4.125%, 09/01/23                                      95,069
  1,800,000   Rogers GO, XLCA
                    4.250%, 03/01/31                                   1,804,806
  1,175,000   Springdale, Sales & Use Tax RB, MBIA
                    4.000%, 07/01/16                                   1,198,159
                                                                  --------------
                                                                       5,500,348
              CALIFORNIA -- 7.7%
    448,542   Alexander Valley, School District
                 Lease Certificates RB, Flexfund
                 Program
                    4.250%, 07/01/14                                     451,704
  4,750,000   Long Beach, Financial Authority RB,
                 Natural Gas Purification,
                 Series B (1)
                    3.203%, 11/15/25                                   3,461,563

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  3,860,000   Manteca, Financing Authority
                 Sewer RB, Series B, MBIA
                    5.000%, 12/01/33                                   3,918,325
    265,000   Placer County, Water Agency RB,
                 Middle Fork Project
                    3.750%, 07/01/12                                     262,236
     55,000   Sacramento County, Sanitation
                 District RB, ETM
                    5.000%, 12/01/08                                      55,629
  3,500,000   State of California GO, Series M
                    4.875%, 10/01/10                                   3,506,930
    235,000   Statewide Communities, Development
                 Authority RB, Warwick Terrace
                 Apartments, Series H, (LOC: City
                 National Bank)
                    4.800%, 04/15/19                                     221,224
    150,220   Temple City, School District RB,
                 Flexfund Program
                    4.000%, 12/01/14                                     150,433
                                                                  --------------
                                                                      12,028,044
              COLORADO -- 10.4%
  7,205,000   Adonea, Metropolitan District
                 No. 2 RB, Series B,
                 (LOC: Compass Bank)
                    4.375%, 12/01/15                                   7,280,364
  2,100,000   Beacon Point, Metropolitan
                 District RB, Series B,
                 (LOC: Compass Bank)
                    4.375%, 12/01/15                                   2,119,425
  1,000,000   Denver Health & Hospital
                 Authority RB, Series B (1)
                    2.897%, 12/01/33                                     687,500
              Fort Lewis, College Board RB,
                 Series D, FGIC (2) (10)
    425,000         5.100%, 10/01/09                                     434,690
    440,000         5.100%, 10/01/10                                     452,206
  1,415,000   High Plains, Metropolitan District RB,
                 Series B, (LOC: Compass Bank)
                    4.375%, 12/01/15                                   1,441,432
  1,110,000   Maher Ranch, Metropolitan District
                 No. 4 GO, RADIAN
                    4.375%, 12/01/13                                   1,124,375
  2,245,000   State Health Facilities Authority RB,
                 Catholic Health, Series A, ETM
                    5.500%, 03/01/22                                   2,370,877
    150,000   State Housing & Finance
                 Authority RB, Single-Family
                 Program, Series C-2, AMT
                    8.400%, 10/01/21                                     159,439
    235,000   State Housing & Finance
                 Authority RB, Single-Family Project,
                 Series D-2, AMT
                    6.350%, 11/01/29                                     245,982
                                                                  --------------
                                                                      16,316,290

SCHRODER SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              DELAWARE -- 0.1%
     85,000   State Housing Authority RB,
                 Single-Family Mortgage, Series A-1,
                 AMT, MBIA
                    5.300%, 07/01/11                                      86,553
                                                                  --------------
              DISTRICT OF COLUMBIA -- 0.1%
    130,000   Housing Finance Agency RB,
                 1330 7th Street Apartments,
                 Series A, AMT, FHA
                    3.000%, 12/01/09                                     130,298
                                                                  --------------
              FLORIDA -- 0.3%
      5,000   Dunedin, Health Facility Authority RB,
                 Mease Hospital, ETM
                    7.600%, 10/01/08                                       5,040
    425,000   Florida State, Board of Registered
                 Parking System RB, University of
                 Florida, MBIA
                    5.000%, 08/01/10                                     425,803
     85,000   Jacksonville, Electric Authority RB,
                 Third Installment, ETM
                    6.800%, 07/01/12                                      92,900
                                                                  --------------
                                                                         523,743
              GEORGIA -- 0.9%
    765,000   Cobb County, Kennestone Hospital
                 Authority RB, Capital Appreciation
                 Certificates, Series 86A,
                 MBIA, ETM (3)
                    4.713%, 08/01/15                                     516,666
    490,000   Hapeville, Development Authority RB,
                 Intergovernmental (2)(11)
                    6.500%, 08/01/09                                     499,672
    385,000   State Housing & Finance
                 Authority RB, Single-Family
                 Mortgage Program, Sub-Series D-3 (1)
                    4.850%, 06/01/17                                     390,332
                                                                  --------------
                                                                       1,406,670
              IDAHO -- 0.0%
     20,000   State Housing & Finance
                 Association RB, Single-Family
                 Mortgage Program,
                 Sub-Series G-2, AMT
                    5.750%, 01/01/14                                      20,236
     15,000   State Housing & Finance
                 Association RB, Single-Family
                 Mortgage Program, Sub-Series H-2,
                 AMT, FHA
                    5.850%, 01/01/14                                      15,385
                                                                  --------------
                                                                          35,621
              ILLINOIS -- 9.2%
  5,000,000   Bartlett, Quarry Redevelopment
                 Project TA (2)
                    5.350%, 01/01/17                                   4,884,050

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  5,000,000   Bolingbrook, Sales Tax RB (10)
                    6.000%, 01/01/26                                   4,709,050
    639,000   Cary, Special Tax, Special Service
              Area No. 1, RADIAN
                    4.400%, 03/01/16                                     603,823
     15,000   Chicago, Single-Family Mortgage RB,
                 Series B, AMT, GNMA, FNMA,
                 FHLMC
                    6.950%, 09/01/28                                      15,514
    685,000   McCook, British Home Project RB,
                 (LOC: LaSalle Bank NA) (1)
                    4.250%, 12/01/14                                     686,048
     75,000   Pekin, Single-Family
                 Mortgage, RB, ETM
                    7.400%, 12/01/08                                      76,203
  3,559,000   Pingree Grove, Special Tax, Special
                 Services Area, Cambridge Lakes
                 Project, Series 05-1
                    5.250%, 03/01/15                                   3,419,131
                                                                  --------------
                                                                      14,393,819
              INDIANA -- 1.2%
  1,095,000   Carmel, Industrial Redevelopment RB,
                 BAN, District Golf
                    5.250%, 02/01/09                                   1,098,208
    350,000   Hamilton County, Industrial
                 Redevelopment TA, District Tax
                 Increment Revenue
                    3.850%, 01/10/10                                     351,628
    105,000   State Health Facility Financing
                 Authority RB, Unrefunded,
                 Series A, MBIA
                    5.000%, 11/01/09                                     107,326
    250,000   State Housing Finance Authority RB,
                 Single-Family Mortgage, Series A-3,
                 AMT, GNMA, FNMA
                    5.375%, 01/01/23                                     245,200
                                                                  --------------
                                                                       1,802,362
              IOWA -- 0.0%
      5,000   Sioux City, Hospital RB, Series O,
                 MBIA, ETM
                    5.250%, 08/15/10                                       5,011
                                                                  --------------
              KANSAS -- 2.8%
  1,425,000   Sedgwick & Shawnee Counties,
              Single-Family Mortgage RB,
              Mortgage-Backed Securities
              Program, Series A, AMT, GNMA,
              FNMA (10)
                    5.600%, 06/01/27                                   1,446,560
  1,320,000   Sedgwick & Shawnee Counties,
                 Single-Family Mortgage RB,
                 Mortgage-Backed Securities
                 Program, Series A-2, AMT,
                 GNMA, FNMA
                    5.600%, 06/01/29                                   1,334,929

SCHRODER SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
    235,000   Wyandotte County, Sales Tax RB, 1st
                 Lien, Area B, (LOC: Citibank NA)
                    3.750%, 12/01/12                                     233,593
  1,400,000   Wyandotte County, Sales Tax RB, 1st
                 Lien, Area C, (LOC: Citibank NA)
                    3.850%, 12/01/13                                   1,419,264
                                                                  --------------
                                                                       4,434,346
              LOUISIANA -- 1.0%
    105,000   Calcasieu Parish, Public Transportation
                 Authority RB, Single-Family
                 Mortgage, Series A, AMT, GNMA,
                 FNMA
                    5.850%, 10/01/32                                     106,260
     20,000   Jefferson Parish, Hospital Service
                 District No. 1 RB, ETM
                    7.250%, 01/01/09                                      20,405
  1,065,000   Louisiana Local Government,
                 Environmental Facilities RB,
                 Southeastern Louisiana University,
                 Series B, MBIA
                    4.375%, 02/01/37                                   1,064,041
     25,000   Monroe-West Monroe, Single-Family
                 Mortgage RB, ETM
                    7.200%, 08/01/10                                      25,988
    415,000   State Multi-Family Housing Finance
                 Agency RB, Section 8-202 Project,
                 Series A
                    3.950%, 12/01/09                                     421,744
                                                                  --------------
                                                                       1,638,438
              MARYLAND -- 2.0%
              Annapolis, Economic
                 Development RB, Saint Johns
                 College Facilities, Series A
     80,000         4.500%, 10/01/08                                      80,157
     85,000         4.500%, 10/01/09                                      86,019
     90,000         4.250%, 10/01/10                                      90,924
              Annapolis, Economic
                 Development RB, Saint Johns
                 College Facilities, Series B
     45,000         4.500%, 10/01/08                                      45,088
     60,000         4.250%, 10/01/10                                      60,616
  2,180,000   Baltimore, Unrefunded Capital
                 Appreciation GO,
                 Series A, FGIC (3)
                    4.474%, 10/15/09                                   2,033,591
    750,000      State Health & Higher Education RB,
                 Howard County General
                 Hospital, ETM
                    5.500%, 07/01/13                                     783,120
                                                                  --------------
                                                                       3,179,515
              MICHIGAN -- 0.6%
    700,000   Detroit/Wayne County, Stadium
                 Authority RB, FGIC
                    5.250%, 02/01/09                                     708,456

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
    280,000   Grand Valley, State University RB,
                 AMBAC
                    5.150%, 10/01/09                                     281,554
                                                                  --------------
                                                                         990,010
              MINNESOTA -- 0.7%
    165,000   Alexandria, Industrial
                 Development RB, Seluemed Limited
                 LLP Project, AMT,
                 (LOC: First Trust NA) (11)
                    5.300%, 03/01/10                                     165,084
    740,000   Burnsville, Hospital System RB,
                 Fairview Community
                 Hospitals, ETM (3)
                    6.001%, 05/01/12                                     607,370
    395,000   State Housing Finance Agency RB,
                 Residential Housing Financing,
                 Series B, AMT
                    4.800%, 07/01/23                                     396,138
                                                                  --------------
                                                                       1,168,592
              MISSISSIPPI -- 0.5%
    850,000   Mississippi Business Finance RB,
                 TT&W Farm Products Project, AMT,
                 (LOC: National Bank)
                    6.900%, 07/01/10                                     851,844
                                                                  --------------
              MISSOURI -- 4.4%
    955,000   Boone County, Industrial Development
                 Authority RB, Otscon Project,
                 AMT, Mandatory Put, (LOC: Boone
                 County National Bank) (1)(5)
                    4.750%, 05/01/18                                     900,985
              Pacific, Industrial Development
                 Authority RB, Clayton Project,
                 AMT, (LOC: Commerce Bank NA)
    720,000         6.450%, 05/01/17                                     722,232
    540,000         6.200%, 05/01/12                                     541,550
  2,750,000   Riverside, Industrial Development
                 Authority RB, Riverside Horizons
                 Project, Series B, ACA
                    4.500%, 05/01/27                                   2,344,265
    100,000   St. Charles County, Industrial
                 Development Authority RB, Garden
                 View Care Center Project, AMT,
                 (LOC: U.S. Bank NA)
                    5.400%, 11/15/16                                     100,430
  1,125,000   State Development Finance Board RB,
                 Arnold Infrastructure Project,
                 Series B
                    5.000%, 11/01/27                                   1,092,420
  1,150,000   Waynesville COP, RADIAN
                    4.200%, 04/01/17                                   1,142,824
                                                                  --------------
                                                                       6,844,706

SCHRODER SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              MONTANA -- 0.0%
     15,000   State Board of Investment RB, Payroll
                 Tax Workers Compensation Project,
                 MBIA, ETM
                    6.875%, 06/01/11                                      15,801
                                                                  --------------
              NEBRASKA -- 0.4%
    560,000   Omaha, Public Power District RB,
                 Series B, ETM
                    6.150%, 02/01/12                                     599,570
                                                                  --------------
              NEVADA -- 3.3%
  5,200,000   Clark County, Pollution Control RB,
                 Nevada Power Company
                 Project, ACA
                    5.300%, 10/01/11                                   5,113,108
     35,000   State Municipal Bond GO, Project No.
                 28-31-C, ETM
                    7.200%, 01/01/09                                      35,728
                                                                  --------------
                                                                       5,148,836
              NEW JERSEY -- 1.3%
      5,000   Hudson County GO
                    5.125%, 08/01/08                                       5,000
              State Higher Education Assistance
                 Authority RB, Series A, AMT,
                 AMBAC
    885,000         5.150%, 06/01/12                                     899,239
    845,000         5.050%, 06/01/11                                     844,544
    300,000   State Housing & Mortgage Finance
                 Agency RB, Multi-Family Housing,
                 Series A, AMT, FSA
                    5.050%, 11/01/18                                     297,774
                                                                  --------------
                                                                       2,046,557
              NEW MEXICO -- 0.0%
     65,000   State Mortgage Financial
                 Authority RB, Single-Family
                 Housing, Series A2, Class I, AMT,
                 GNMA, FNMA, FHLMC
                    3.900%, 01/01/19                                      65,073
                                                                  --------------
              NEW YORK -- 5.3%
    100,000   Freeport GO
                    4.500%, 08/01/08                                     100,000
     95,000   State Dormitory Authority RB, State
                 Supported Debt, Unrefunded,
                 Series B
                    5.700%, 02/15/09                                      96,230
  2,135,000   State Housing Finance Agency RB,
                 Tiffany Gardens Multi-Family Housing,
                 Series B, AMT, SONYMA
                    4.750%, 08/15/37                                   2,149,625
  4,510,000   State Mortgage Agency RB,
                 Homeowner Mortgage, Series 87
                    5.150%, 04/01/17                                   4,611,024

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
    370,000   State Urban Development RB, Capital
                 Appreciation, Series O, FSA (3)
                    3.071%, 01/01/11                                     326,066
              Tobacco Settlement Financing RB,
                 Series B-1C
    335,000         5.250%, 06/01/12                                     335,516
    750,000         5.250%, 06/01/13                                     751,155
                                                                  --------------
                                                                       8,369,616
              NORTH CAROLINA -- 0.2%
     25,000   Pasquotank County, Public Schools
                 Project COP, MBIA
                    5.000%, 06/01/15                                      25,043
     30,000   State Medical Care Community
                 Hospital RB, Memorial Mission
                 Hospital Project, ETM
                    7.625%, 10/01/08                                      30,255
     70,000   State Medical Care Community RB,
                 North Carolina Housing Foundation
                 Project, ACA
                    6.000%, 08/15/10                                      70,496
    125,000   State Medical Care Community RB,
                 Saint Joseph Hospital Project,
                 AMBAC, ETM
                    5.000%, 10/01/08                                     125,300
                                                                  --------------
                                                                         251,094
              NORTH DAKOTA -- 0.2%
    265,000   State Housing Finance Agency RB,
                 Home Mortgage Program,
                 Series A, AMT
                    5.200%, 07/01/19                                     265,832
                                                                  --------------
              OHIO -- 1.0%
     50,000   Cuyahoga County, Deaconess Hospital
                 Project RB, ETM
                    6.750%, 11/01/09                                      51,576
     65,000   Franklin County, First Mortgage RB,
                 OCLC Project, ETM
                    7.500%, 06/01/09                                      67,822
    495,000   Montgomery County, Health Facilities
                 Authority RB, Franciscan at Saint
                 Leonard, Pre-Refunded @ 100 (6)
                    5.500%, 01/01/10                                     515,379
    875,000   Summit County, Port Authority RB,
                 Multi-Family Housing, Edgewood
                 Apartments Project, AMT
                 (LOC: Transamerica Life)
                    4.250%, 05/01/10                                     873,933
                                                                  --------------
                                                                       1,508,710
              OKLAHOMA -- 0.6%
    930,000   Pottawatomie County, Shawnee Public
                 Schools Project RB
                    5.000%, 09/01/09                                     949,558
                                                                  --------------

SCHRODER SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              OREGON -- 1.3%
    380,000   State Housing & Community Services
                 Department RB, Single-Family
                 Mortgage Program, Series F,
                 AMT, MBIA
                    5.650%, 07/01/28                                     380,011
  1,250,000   State Housing & Community Services
                 Department RB, Single-Family
                 Mortgage Program, Series J,
                 AMT, FNMA
                    5.750%, 07/01/29                                   1,231,988
    410,000   State Housing & Community Services
                 Department RB, Single-Family
                 Mortgage Program, Series R, AMT
                    4.200%, 07/01/27                                     410,131
                                                                  --------------
                                                                       2,022,130
              PENNSYLVANIA -- 15.9%
    705,000   Allegheny County, Hospital
                 Development Authority RB,
                 University of Pittsburgh Medical
                 Center, Series A-1 (1)
                    2.745%, 02/01/37                                     512,888
     10,000   Berks County GO, Second Series, MBIA
                    3.100%, 11/15/08                                      10,033
  1,775,000   Bucks County, Industrial Development
                 Authority RB, School Lane Charter
                 School Project, Series A (4)(7)
                    4.600%, 03/15/17                                   1,651,353
  2,800,000   Cumberland County, Municipal
                 Authority RB, Presbyterian Homes
                 Project, Series B, RADIAN (1)(5)
                    4.250%, 12/01/26                                   2,810,752
  6,300,000   Delaware Valley, Regional Financial
                 Authority RB, Series C (1)
                    2.547%, 06/01/27                                   5,024,250
     90,000   Lakeland, School District GO, ETM
                    8.875%, 08/15/10                                      96,273
    975,000   Lehigh County, General Purpose
                 Authority RB, St. Lukes Hospital
                 Bethlehem (1)
                    2.813%, 08/15/42                                     650,813
  3,670,000   Lycoming County, Hospital
                 Authority RB, Divine Providence
                 Hospital, Connie Lee
                    5.375%, 11/15/10                                   3,678,294
    515,000   Monroe County, Hospital
                 Authority RB, Pocono
                 Medical Center
                    5.000%, 01/01/10                                     524,713
    665,000   Pittsburgh, Urban Redevelopment
                 Authority TA, Center
                 Triangle, Series B (2)
                    5.420%, 05/01/15                                     677,881

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              State Higher Educational Facilities
                 Authority RB, Indiana University,
                 Series A, XLCA (1)
  4,550,000         2.520%, 07/01/39                                   3,173,625
  4,940,000         2.470%, 07/01/27                                   3,606,200
  1,120,000   State Higher Educational Facilities
                 Authority RB, St. Francis
                 Independent Colleges-Universities
                    5.000%, 11/01/11                                   1,150,901
  1,300,000   State Turnpike Commission BAN,
                 Series B, AMBAC (2)
                    5.290%, 10/15/09                                   1,303,588
                                                                  --------------
                                                                      24,871,564
              SOUTH CAROLINA -- 0.0%
     50,000   Piedmont, Municipal Power
                 Agency RB, Series A, ACA-CBI
                    5.250%, 01/01/15                                      50,663
                                                                  --------------
              SOUTH DAKOTA -- 1.5%
  2,075,000   Lower Brule Sioux Tribe,
                 Pre-Refunded @ 100 (6)
                    6.500%, 02/01/11                                   2,243,366
     95,000   State Lease Revenue Trust COP,
                 Series B, FSA
                    6.500%, 09/01/08                                      95,352
                                                                  --------------
                                                                       2,338,718
              TENNESSEE -- 0.1%
    175,000   State Housing Development
                 Agency RB, Homeownership
                 Program, Series 1D
                    4.700%, 07/01/15                                     178,759
                                                                  --------------
              TEXAS -- 5.6%
    275,000   Brownsville GO, Capital Appreciation,
                 AMBAC (3)
                    12.711%, 02/15/11                                    239,995
    330,000   Galveston County, Single-Family
                 Housing Mortgage RB,
                 Mortgaged-Backed Securities
                 Program, Series A, AMT,
                 GNMA, FNMA
                    6.200%, 12/01/32                                     334,425
  2,000,000   Harris County RB, Series B,
                 AMBAC (1)
                    2.463%, 08/15/35                                   1,595,000
    285,000   Howard County GO, RADIAN
                    4.000%, 02/15/10                                     286,180
  2,885,000   Retama, Development Special
                 Facilities RB, Retama
                 Racetrack, ETM (2)
                    8.750%, 12/15/10                                   3,244,038
    455,000   State Municipal Gas Acquisition &
                 Supply RB, Series D
                    5.000%, 12/15/08                                     456,006

SCHRODER SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
              State Municipal Gas Acquisition &
                 Supply RB (1)
  2,600,000         2.730%, 09/15/27                                   2,206,750
    250,000         2.560%, 09/15/17                                     237,188
     90,000   Valley Community Hospital RB, ETM
                    7.500%, 04/01/09                                      93,404
                                                                  --------------
                                                                       8,692,986
              UTAH -- 0.7%
              Salt Lake City RB, Westminister
                 College Project
    200,000         4.500%, 10/01/09                                     201,984
    230,000         4.500%, 10/01/10                                     232,638
    550,000         4.500%, 10/01/11                                     552,871
    145,000   Utah County, Charter School RB,
                 Lincoln Academy, Series B (2)
                    6.900%, 06/15/09                                     147,104
                                                                  --------------
                                                                       1,134,597
              VIRGINIA -- 2.2%
    445,000   Louisa, Industrial Development
                 Authority RB, Pollution Control
                    5.250%, 12/01/08                                     448,364
  1,500,000   Poplar Hill, Community Development
                 Authority COP, Series A (2)(8)
                    5.500%, 09/01/34                                   1,068,540
              Richmond Metropolitan
                 Authority RB, ETM
    490,000         5.600%, 01/15/13                                     519,131
    405,000         5.400%, 01/15/13                                     410,508
    920,000   Rockbridge County, Industrial
                 Development Authority RB, Horse
                 Center, Series C,
                 Pre-Refunded @ 100 (6)
                    6.850%, 07/15/11                                   1,030,722
                                                                  --------------
                                                                       3,477,265
              WASHINGTON -- 2.3%
  3,400,000   King County, Housing Authority RB,
                 Series A, RADIAN
                    5.050%, 07/01/13                                   3,402,924
    150,000   Northshore, Park & Recreation
                 Services GO
                    5.000%, 12/01/08                                     150,352
                                                                  --------------
                                                                       3,553,276
              WEST VIRGINIA -- 0.0%
     30,000   Cabell, Putnam & Wayne Counties,
                 Single-Family Residential
                 Mortgage RB, FGIC, ETM
                    7.375%, 04/01/10                                      31,293
                                                                  --------------
              WISCONSIN -- 5.3%
  1,660,000   Ashland BAN, Series A
                    4.500%, 06/01/09                                   1,672,317
  1,250,000   Cedarburg GO (2)
                    5.875%, 12/01/09                                   1,257,688

 Principal
  Amount $                                                            Value $
-----------                                                       --------------
  1,000,000   Fond Du Lac, Water Works RB, BAN
                    4.000%, 03/01/10                                   1,000,710
  1,250,000   Kewaskum RB, Water Works & Sewer
                 System, BAN
                    4.250%, 05/01/10                                   1,265,188
    900,000   Oshkosh, Industrial Development
                 Authority RB, Don Evans Project,
                 AMT, Mandatory Put
                 (LOC: Marshall & Ilslay) (5)
                    5.500%, 12/01/21                                     901,017
  1,500,000   State Health & Educational
                 Facilities RB, Aurora
                 Health Care, MBIA
                    5.000%, 08/15/09                                   1,517,520
    745,000   State Housing & Economic
                 Development Authority RB,
                 Series E, AMT
                    5.800%, 09/01/17                                     753,798
                                                                  --------------
                                                                       8,368,238
                                                                  --------------
              TOTAL MUNICIPAL BONDS
                 (Cost $153,923,651)                                 146,617,680
                                                                  --------------
              CORPORATE OBLIGATIONS (2) (11) -- 1.7%
     48,954   IIS/Syska Holdings Energy (4)(7)
                    3.900%, 08/15/08                                      48,909
    250,000   Kidspeace National Centers of
                 Georgia, USDA (1)(4)(7)
                    6.300%, 12/01/28                                     265,073
  2,225,638   Niagara Elmwood
                    6.120%, 12/15/11                                   2,267,123
                                                                  --------------
              TOTAL CORPORATE OBLIGATIONS
                 (Cost $2,524,472)                                     2,581,105
                                                                  --------------

   Shares
-----------
              SHORT-TERM INVESTMENT -- 3.3%
  5,167,900   BlackRock Institutional Muni Fund
                 Portfolio, 2.170% (9)
                 (Cost $5,167,900)                                     5,167,900
                                                                  --------------
              TOTAL INVESTMENTS -- 98.5%
                 (Cost $161,616,023)*                                154,366,685
                                                                  --------------
              OTHER ASSETS LESS
                 LIABILITIES -- 1.5%                                   2,385,953
                                                                  --------------
              NET ASSETS -- 100.0%                                $  156,752,638
                                                                  ==============

* At July 31, 2008, the tax basis cost of the Fund's investments was $161,616,023, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,086,687 and $(8,336,025), respectively.

(1)  Variable Rate Security -- Rate disclosed is as of July 31, 2008.

(2)  Security is taxable.

(3) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2008, the value of these securities amounted to $1,965,335, representing 1.3% of the net assets of the Fund.

SCHRODER SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

(5) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.

(6)  Pre-Refunded Security -- The maturity date shown is the pre-refunded date.

(7)  Security considered restricted.

(8) Security considered illiquid. On July 31, 2008 the value of this security amounted to $1,068,540 representing 0.7% of the net assets of the Fund.

(9)  The rate shown represents the 7-day simple yield as of July 31, 2008.

(10) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2008.

(11) Private Placement Security.

AMT -- Income from security may be subject to alternative minimum tax. BAN -- Bond Anticipation Note
CBI -- Community-Based Initiatives
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LLP -- Limited Liability Partnership
LOC -- Letter of Credit
NA -- National Association
RB -- Revenue Bond
TA -- Tax Allocation

Guaranteed as to principal and interest by the organization identified below:

ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guarantee Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
RADIAN -- RADIAN Guaranty
SONYMA -- SONYMA Guaranty
USDA -- USDA Guaranty
XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RESTRICTED SECURITIES:

As of July 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition date of these investments, along with their costs and values as of July 31, 2008 were as follows:

                                PRINCIPAL    ACQUISITION                               % OF NET
                                  AMOUNT        DATE          COST      MARKET VALUE    ASSETS
                                ----------   -----------   ----------   ------------   --------
Bucks County, Industrial
   Development Authority RB
   4.600%, 03/15/17             $1,775,000       4/9/07    $1,775,000    $1,651,353      1.1%
IIS/Syska Holdings Energy
   3.900%, 08/15/08                 48,954      2/26/00        48,835        48,909      0.0
Kidspeace National Centers of
   Georgia, USDA
   6.300%, 12/01/28                250,000       1/5/04       250,000       265,073      0.2

SCHRODER MULTI-ASSET GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
-----------                                                       --------------
              FIXED INCOME -- 27.5%
              EMERGING MARKET BONDS -- 11.6%
    188,499   PIMCO Developing Local Markets Fund                      2,101,760
     82,591   PIMCO Emerging Markets Bond Fund                           854,816
     15,469   PowerShares Emerging Markets
                 Sovereign Debt Portfolio                                377,289
                                                                  --------------
                                                                       3,333,865
              HIGH YIELD BONDS -- 15.9%
    251,480   Goldman Sachs High Yield Fund                            1,750,301
    293,501   Schroder Strategic Bond Fund+                            2,797,065
                                                                  --------------
                                                                       4,547,366
                                                                  --------------
              TOTAL FIXED INCOME
                 (Cost $8,041,819)                                     7,881,231
                                                                  --------------
              EQUITIES -- 23.5%
              DOMESTIC EQUITY -- 11.5%
    310,225   Schroder U.S. Small and Mid Cap
                 Opportunities Fund+                                   3,316,308
                                                                  --------------
              INTERNATIONAL EQUITIES -- 12.0%
     19,090   AllianceBernstein Global Research
                 Growth Fund                                             280,057
      2,048   iShares MSCI EAFE Index Fund                               135,967
      6,483   iShares MSCI Pacific ex-Japan
                 Index Fund                                              280,390
     95,185   Schroder Emerging Market
                 Equity Fund+                                          1,157,444
     74,562   Schroder International Alpha Fund+                         786,630
     89,579   Schroder International Diversified
                 Value Fund+                                             794,567
                                                                  --------------
                                                                       3,435,055
                                                                  --------------
              TOTAL EQUITIES
                 (Cost $7,358,219)                                     6,751,363
                                                                  --------------
              REAL ESTATE -- 9.5%
     12,414   iShares Dow Jones U.S. Real Estate
                 Index Fund                                              773,392
     50,834   iShares S&P World ex-U.S. Property
                 Index Fund                                            1,959,143
                                                                  --------------
              TOTAL REAL ESTATE
                 (Cost $3,045,027)                                     2,732,535
                                                                  --------------
              ABSOLUTE RETURN -- 5.6%
     72,398   Highbridge Statistical Market Neutral
                 Select Fund, Class A                                  1,165,600
     36,415   Janus Advisor Long/Short Fund                              422,420
                                                                  --------------
              TOTAL ABSOLUTE RETURN
                 (Cost $1,617,595)                                     1,588,020
                                                                  --------------
              COMMODITIES -- 4.9%
     78,274   PIMCO Commodity RealReturn Strategy Fund
                 (Cost $1,557,657)                                     1,412,849
                                                                  --------------
              INFRASTRUCTURE -- 2.9%
    343,671   HSBC Infrastructure
                 (Cost $814,565)                                         834,583
                                                                  --------------

   Shares                                                             Value $
-----------                                                       --------------
              PRIVATE EQUITY -- 2.2%
     15,186   PowerShares International Listed
                 Private Equity Portfolio                                307,668
     19,054   PowerShares Listed
                 Private Equity Portfolio                                331,540
                                                                  --------------
              TOTAL PRIVATE EQUITY
                 (Cost $702,761)                                         639,208
                                                                  --------------

 Contracts
-----------
              CALL OPTION CONTRACT -- 0.2%
         50   DJ Euro Stoxx, 12/08 at 3700 (EUR)
                 (Cost $49,838)                                           44,755
                                                                  --------------

 Principal
  Amount $
-----------
              SHORT-TERM INVESTMENTS -- 23.1%
  2,640,367   JPMorgan Chase Bank, N.A. Time
                 Deposit (Nassau), 1.570%                              2,640,367
  4,000,000   Morgan Stanley Institutional Liquidity
                 Liquidity Funds - Money Market
                 Portfolio, 2.640% (1)                                 4,000,000
                                                                  --------------
              TOTAL SHORT-TERM INVESTMENTS
                 (Cost $6,640,367)                                     6,640,367
                                                                  --------------
              TOTAL INVESTMENTS -- 99.4%
                 (Cost $29,827,848)*                                  28,524,911
                                                                  --------------
              OTHER ASSETS LESS LIABILITIES -- 0.6%                      186,579
                                                                  --------------
              NET ASSETS -- 100.0%                                $   28,711,490
                                                                  ==============

* At July 31, 2008, the tax basis cost of the Fund's investments was $29,827,848, and the unrealized appreciation and depreciation of investments owned by the Fund were $48,330 and $(1,351,267), respectively.

+    Investment in affiliated security.

(1)  The rate shown represents the 7-day simple yield as of July 31, 2008.

EUR -- Euro
GBP -- British Pound Sterling
LIBOR -- London InterBank Offered Rate
USD -- United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Schroder Mutual Funds' most recent semi-annual or annual financial statements.

SCHRODER MULTI-ASSET GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

FUTURES CONTRACTS:

The Fund had the following futures contracts outstanding as of July 31, 2008:

                                                              NET UNREALIZED
                   NUMBER OF                                   APPRECIATION
                   CONTRACTS      VALUE     EXPIRATION DATE   (DEPRECIATION)
                   ---------   ----------   ---------------   --------------
LONG:
   DJ Euro Stoxx       39      $2,055,000       Sept-08            $ 39,649
   Hang Seng            2         291,946       Aug-08                8,308
   S&P 500 Index       11       3,484,525       Sept-08               8,612
   Topix Index          6         723,927       Sept-08             (47,957)
                                                                   --------
                                                                   $  8,612
                                                                   ========

FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund had the following forward foreign currency contracts outstanding as of July 31, 2008:

SETTLEMENT        CURRENCY         CURRENCY       NET UNREALIZED
DATE             TO DELIVER       TO RECEIVE       APPRECIATION
----------      -----------     -------------     --------------
10/24/08        EUR 620,138     USD   977,902           $15,323
10/24/08        GBP 719,486     USD 1,427,090            10,015
                                                        -------
                                                        $25,338
                                                        =======

SWAP AGREEMENTS:

A summary of the outstanding Total Return Swap agreements held by the Fund at July 31, 2008 is as follows:

                                                                                                          NET UNREALIZED
                                                                                                           APPRECIATION
DESCRIPTION                                                           EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
-------------------------------------------------------------------   ---------------   ---------------   --------------

Fund receives semi-annually the return of the S&P 500 Total Return
Index based on notional amount. The Fund pays quarterly USD
LIBOR times notional amount. (Counterparty: JPMorgan).                    12/26/08        $2,737,035        $(109,139)

Fund pays semi-annually the return of the Russell 2000 Total
Return Index based on notional amount. The Fund receives
quarterly USD LIBOR less 140 basis points times notional amount.
(Counterparty: JPMorgan).                                                 12/26/08         2,834,202           15,259
                                                                                                            ---------
                                                                                                            $ (93,880)
                                                                                                            =========

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from May 1, 2008 through July 31, 2008 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                               Schroder Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           --------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           --------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 29, 2008


By (Signature and Title)*                  /s/ Alan M. Mandel
                                           --------------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: September 29, 2008


* Print the name and title of each signing officer under his or her signature.